UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00058)

Exact name of registrant as specified in charter:	The George Putnam Fund of Boston

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

The George Putnam Fund of Boston
The fund's portfolio
10/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (86.2%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, TBA, November 1, 2036	$28,000,000	$28,293,126

U.S. Government Agency Mortgage Obligations (84.7%)
Federal Home Loan Mortgage Corporation 8 3/4s,
May 1, 2009	3,179	3,200
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, March 1, 2035	23,128	23,153
5 1/2s, with due dates from June 1, 2035 to
June 1, 2035	1,995,197	1,949,670
5 1/2s, July 1, 2016	266,735	270,033
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to
April 1, 2032	200,463	216,116
8s, with due dates from August 1, 2026 to March 1, 2033	674,533	684,716
7 1/2s, with due dates from August 1, 2028 to
July 1, 2033	464,860	486,230
7s, with due dates from February 1, 2033 to
January 1, 2036	3,282,086	3,402,301
7s, with due dates from July 1, 2014 to
December 1, 2014	467,742	482,824
6 1/2s, with due dates from September 1, 2010 to
May 1, 2011	55,613	56,660
6 1/2s, TBA, November 1, 2035	70,000,000	70,929,684
6s, with due dates from October 1, 2011 to
September 1, 2021	958,193	972,332
6s, TBA, November 1, 2038	73,000,000	72,942,972

5 1/2s, TBA, December 1, 2038	248,000,000	241,877,500
5 1/2s, TBA, November 1, 2038	751,000,000	733,515,819
5 1/2s, TBA, November 1, 2023	25,000,000	24,914,063
5s, with due dates from April 1, 2021 to June 1, 2021	280,773	275,278
5s, TBA, December 1, 2038	133,000,000	125,877,225
5s, TBA, November 1, 2035	345,000,000	326,941,389
4 1/2s, TBA, November 1, 2021	55,000,000	52,370,313
4s, with due dates from May 1, 2019 to August 1, 2020	657,167	607,917
		1,658,799,395

Total U.S. government and agency mortgage obligations (cost $1,715,107,960)		$1,687,092,521

COMMON STOCKS (50.0%)(a)
	Shares	Value

Basic materials (2.4%)
Armstrong World Industries, Inc.	94,900	$1,862,887
Cytec Industries, Inc.	35,800	1,013,856
Dow Chemical Co. (The)	187,800	5,008,626
E.I. du Pont de Nemours & Co.	185,700	5,942,400
Lubrizol Corp. (The)	151,300	5,685,854
Nucor Corp.	166,900	6,761,119
Packaging Corp. of America (S)	264,300	4,448,169
PPG Industries, Inc.	77,700	3,852,366
Reliance Steel & Aluminum Co.	116,900	2,927,176
Sonoco Products Co.	24,500	616,910
Southern Copper Corp. (S)	170,300	2,479,568
Terra Industries, Inc.	204,400	4,494,756
United States Steel Corp.	58,800	2,168,544
		47,262,231

Capital goods (2.9%)
Autoliv, Inc. (Sweden)	264,100	5,641,176
Boeing Co. (The)	207,700	10,856,479
Caterpillar, Inc.	76,400	2,916,188
Eaton Corp.	21,300	949,980
Gardner Denver, Inc. (NON)	116,900	2,994,978
General Dynamics Corp.	49,300	2,973,776
L-3 Communications Holdings, Inc.	16,500	1,339,305
Lockheed Martin Corp.	51,900	4,414,095
Manitowoc Co., Inc. (The)	79,100	778,344
Northrop Grumman Corp.	188,500	8,838,765
Parker-Hannifin Corp.	53,300	2,066,441
Raytheon Co.	165,900	8,479,149
WESCO International, Inc. (NON)	179,100	3,560,508
		55,809,184

Communication services (3.9%)
AT&T, Inc. (SEG)	1,551,882	41,543,881
CenturyTel, Inc. (S)	202,000	5,072,220
Embarq Corp.	56,200	1,686,000
Qwest Communications International, Inc. (S)	1,386,500	3,965,390
Sprint Nextel Corp.	195,700	612,541
Verizon Communications, Inc.	816,000	24,210,720

		77,090,752

Conglomerates (2.9%)
General Electric Co. (S)	2,522,000	49,204,220
Honeywell International, Inc.	252,700	7,694,715
		56,898,935

Consumer cyclicals (2.3%)
Amazon.com, Inc. (NON)	27,800	1,591,272
Big Lots, Inc. (NON) (S)	241,000	5,887,630
D.R. Horton, Inc.	180,000	1,328,400
GameStop Corp. (NON)	99,800	2,733,522
JC Penney Co., Inc. (Holding Co.) (S)	63,200	1,511,744
Lennar Corp.	350,200	2,710,548
Macy's, Inc. (S)	201,200	2,472,748
Manpower, Inc. (S)	61,700	1,920,721
Nordstrom, Inc.	87,900	1,590,111
NVR, Inc. (NON) (S)	9,436	4,625,622
RadioShack Corp.	132,400	1,676,184
Scripps Co. (E.W.) Class A	241,336	1,122,212
TJX Cos., Inc. (The)	80,200	2,146,152
TRW Automotive Holdings Corp. (NON)	75,600	477,792
Wal-Mart Stores, Inc.	89,100	4,972,671
Walt Disney Co. (The)	192,700	4,990,930
Whirlpool Corp.	53,500	2,495,775
		44,254,034

Consumer staples (5.6%)
American Greetings Corp. Class A	256,300	2,993,584
BJ's Wholesale Club, Inc. (NON) (S)	201,100	7,078,720
Clorox Co.	103,000	6,263,430
Comcast Corp. Class A	227,600	3,586,976
Corn Products International, Inc.	83,900	2,040,448
CVS Caremark Corp.	92,600	2,838,190
Energizer Holdings, Inc. (NON) (S)	42,200	2,061,892
General Mills, Inc.	152,000	10,296,480
Genuine Parts Co.	16,300	641,405
H.J. Heinz Co.	54,500	2,388,190
Kimberly-Clark Corp.	68,500	4,198,365
Kraft Foods, Inc. Class A	151,762	4,422,345
Kroger Co.	197,000	5,409,620
McDonald's Corp.	121,300	7,026,909
MPS Group, Inc. (NON)	187,700	1,462,183
Newell Rubbermaid, Inc.	247,700	3,405,875
Philip Morris International, Inc. (SEG)	313,100	13,610,457
Procter & Gamble Co. (The)	264,100	17,045,014
Robert Half International, Inc. (S)	243,900	4,602,393
Safeway, Inc.	239,200	5,087,784
SYSCO Corp.	62,500	1,637,500
Universal Corp.	23,100	914,529
		109,012,289

Energy (2.6%)
Chevron Corp.	226,700	16,911,820
ConocoPhillips	107,500	5,592,150
Devon Energy Corp.	38,700	3,129,282
Exxon Mobil Corp.	99,800	7,397,176
Hess Corp.	36,300	2,185,623
Marathon Oil Corp.	144,500	4,204,950
National-Oilwell Varco, Inc. (NON)	78,300	2,340,387
Occidental Petroleum Corp.	56,000	3,110,240
Sunoco, Inc. (S)	53,000	1,616,500
Valero Energy Corp.	248,900	5,122,362
		51,610,490

Financials (12.6%)
ACE, Ltd. (Switzerland)	80,000	4,588,800
Allied World Assurance Company Holdings, Ltd. (Bermuda)	123,700	3,967,059
Allstate Corp. (The)	221,000	5,832,190
Assurant, Inc.	67,200	1,712,256
Axis Capital Holdings, Ltd. (Bermuda)	281,927	8,029,281
Bank of America Corp.	1,236,300	29,881,371
Bank of New York Mellon Corp. (The)	302,500	9,861,500
BB&T Corp.	37,800	1,355,130
Chubb Corp. (The)	143,100	7,415,442
Citigroup, Inc. (SEG)	1,642,100	22,414,665
Endurance Specialty Holdings, Ltd. (Bermuda)	149,000	4,505,760
Everest Re Group, Ltd. (Bermuda)	38,700	2,890,890
Goldman Sachs Group, Inc. (The)	149,210	13,801,925
Jones Lang LaSalle, Inc.	86,800	2,857,456
JPMorgan Chase & Co.	1,125,400	46,422,750
KeyCorp	412,700	5,047,321
Merrill Lynch & Co., Inc.	387,600	7,205,484
PNC Financial Services Group	58,700	3,913,529
RenaissanceRe Holdings, Ltd. (Bermuda)	206,300	9,469,170
Travelers Cos., Inc. (The)	246,100	10,471,555
U.S. Bancorp	148,900	4,438,709
W.R. Berkley Corp.	168,400	4,423,868
Wells Fargo & Co.	899,600	30,631,380
XL Capital, Ltd. Class A (Bermuda) (S)	179,100	1,737,270
Zions Bancorp. (S)	114,700	4,371,217

		247,245,978

Health care (6.1%)
Aetna, Inc.	99,500	2,474,565
AmerisourceBergen Corp.	193,900	6,063,253
Baxter International, Inc.	132,400	8,008,876
Boston Scientific Corp. (NON)	248,600	2,244,858
Bristol-Myers Squibb Co.	155,400	3,193,470
Covidien, Ltd.	242,312	10,731,998
Eli Lilly & Co.	95,900	3,243,338
Endo Pharmaceuticals Holdings, Inc. (NON)	210,800	3,899,800
Express Scripts, Inc. (NON)	15,800	957,638
Forest Laboratories, Inc. (NON)	77,900	1,809,617
Health Management Associates, Inc. Class A (NON)	544,000	1,142,400
Humana, Inc. (NON)	35,200	1,041,568
King Pharmaceuticals, Inc. (NON) (S)	636,200	5,592,198
McKesson Corp.	206,100	7,582,419
Medco Health Solutions, Inc. (NON)	135,500	5,142,225
Merck & Co., Inc.	387,900	12,005,505
Par Pharmaceutical Cos., Inc. (NON) (S)	129,900	1,299,000
Pfizer, Inc.	1,818,700	32,209,177
UnitedHealth Group, Inc.	75,100	1,782,123
WellPoint, Inc. (NON) (S)	248,900	9,674,743
		120,098,771

Technology (5.1%)
Accenture, Ltd. Class A (Bermuda)	252,500	8,345,125
Apple, Inc. (NON)	13,000	1,398,670
Applied Materials, Inc. (S)	645,500	8,333,405
Arrow Electronics, Inc. (NON)	118,400	2,066,080
Atmel Corp. (NON) (S)	1,292,700	5,364,705
Avnet, Inc. (NON)	113,600	1,901,664
BMC Software, Inc. (NON)	55,800	1,440,756
Computer Sciences Corp. (NON)	108,100	3,260,296
eBay, Inc. (NON)	145,500	2,221,785
Hewlett-Packard Co.	431,400	16,513,992
IBM Corp.	139,800	12,997,206
Intel Corp.	797,500	12,760,000
Microsoft Corp.	110,700	2,471,931
Nokia OYJ ADR (Finland)	310,200	4,708,836
Oracle Corp. (NON)	273,000	4,993,170
Texas Instruments, Inc.	572,600	11,200,056
		99,977,677

Transportation (1.0%)
AMR Corp. (NON)	396,200	4,045,202
UAL Corp. (S)	128,400	1,869,504
Union Pacific Corp.	30,000	2,003,100
United Parcel Service, Inc. Class B	68,700	3,625,986
US Airways Group, Inc. (NON)	775,300	7,861,542
		19,405,334

Utilities and power (2.6%)
AES Corp. (The) (NON) (S)	396,400	3,159,308
Dominion Resources, Inc.	49,200	1,784,976
DTE Energy Co.	66,000	2,329,800
Duke Energy Corp.	292,900	4,797,702
Edison International	257,500	9,164,425
Energen Corp.	111,100	3,729,627
Entergy Corp.	43,800	3,418,590
FirstEnergy Corp.	109,800	5,727,168
FPL Group, Inc.	76,900	3,632,756
MDU Resources Group, Inc.	38,500	701,085
PG&E Corp. (S)	128,750	4,721,263
Sempra Energy	75,000	3,194,250
Wisconsin Energy Corp.	104,700	4,554,450
		50,915,400

Total common stocks (cost $1,288,949,111)		$979,581,075

COLLATERALIZED MORTGAGE OBLIGATIONS (31.6%)(a)
	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.945s, 2035	$2,614,173	$1,960,630
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.759s, 2036	141,090	4,914
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	1,463,858	1,449,209
FRB Ser. 97-D5, Class A5, 6.934s, 2043	325,000	336,384
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	950,000	967,041
FRB Ser. 07-3, Class A3, 5.658s, 2049	1,200,000	1,067,466
Ser. 07-2, Class A2, 5.634s, 2049	1,198,000	1,053,162
Ser. 06-4, Class A2, 5.522s, 2046	6,770,000	6,131,321
Ser. 04-3, Class A5, 5.318s, 2039	4,690,000	4,081,032
Ser. 05-6, Class A2, 5.165s, 2047	675,000	620,300
FRB Ser. 05-1, Class A5, 5.084s, 2042	252,000	232,365
Ser. 07-5, Class XW, Interest Only (IO), 0.44s, 2051	33,908,872	568,656
Ser. 07-1, Class XW, IO, 0.291s, 2049	17,057,966	254,864
Ser. 06-1, Class XC, IO, 0.068s, 2045	40,571,932	212,458
Banc of America Commercial Mortgage, Inc. 144A

Ser. 01-PB1, Class K, 6.15s, 2035	715,000	611,597
Ser. 02-PB2, Class XC, IO, 0.198s, 2035	8,361,646	122,916
Ser. 04-4, Class XC, IO, 0.17s, 2042	30,102,944	391,437
Ser. 04-5, Class XC, IO, 0.147s, 2041	48,484,616	464,555
Ser. 05-1, Class XW, IO, 0.101s, 2042	242,453,325	555,701
Ser. 06-4, Class XC, IO, 0.088s, 2046	49,714,398	432,635
Ser. 05-4, Class XC, IO, 0.084s, 2045	81,577,506	460,736
Ser. 06-5, Class XC, IO, 0.078s, 2016	100,013,689	1,104,720
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.991s, 2036	580,252	365,559
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 5.51s, 2018	142,000	139,681
FRB Ser. 04-BBA4, Class G, 5.26s, 2018	449,000	441,662
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 6.56s, 2022	496,000	410,242
FRB Ser. 05-MIB1, Class J, 5.61s, 2022	1,400,000	1,176,000
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.67s, 2033	331,419	299,934
Ser. 05-E, Class 2, IO, 0.3s, 2035	29,127,624	96,713
Ser. 04-D, Class 2A, IO, 0.21s, 2034	10,268,830	9,627
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	1,457,223	1,461,243
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 3.559s, 2035	1,081,672	922,125
Ser. 06-4A, IO, 2.331s, 2036	2,032,946	198,415
Ser. 04-2, IO, 2.22s, 2034	4,293,037	150,256
Ser. 04-3, IO, 2.15s, 2035	3,027,482	105,962
Ser. 06-2A, IO, 1.798s, 2036	2,621,586	181,938
Ser. 05-3A, IO, 1.6s, 2035	13,896,606	819,900
Ser. 05-1A, IO, 1.6s, 2035	4,703,306	188,132
Ser. 07-5A, IO, 1.55s, 2037	13,166,046	1,600,991
Ser. 07-2A, IO, 1.3s, 2037	14,873,785	1,316,330
Ser. 07-1, Class S, IO, 1.211s, 2037	12,802,620	1,005,006
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	6,834,401	3,998,125
Ser. 04-9, Class 1A1, 5.903s, 2034	126,004	95,878
FRB Ser. 06-6, Class 2A1, 5.894s, 2036	90,769	52,543
FRB Ser. 05-7, Class 23A1, 5.649s, 2035	193,542	115,022
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.186s, 2032	456,000	395,584
Ser. 07-PW17, Class A3, 5.736s, 2050	14,895,000	12,544,569
Ser. 04-PR3I, Class X1, IO, 0.338s, 2041	13,645,845	187,385
Ser. 05-PWR9, Class X1, IO, 0.112s, 2042	40,553,456	285,902
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.689s, 2038	18,088,491	577,927
Ser. 06-PW14, Class X1, IO, 0.077s, 2038	19,452,558	234,598
Ser. 07-PW15, Class X1, IO, 0.066s, 2044	64,184,573	519,895
Ser. 05-PW10, Class X1, IO, 0.056s, 2040	62,976,035	196,485
Ser. 07-PW16, Class X, IO, 0.021s, 2040	143,472,235	103,300
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	5,584,200	65,440
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	492,771	509,052
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	4,600,000	4,664,423
Ser. 98-1, Class G, 6.56s, 2030	1,171,000	1,064,564
Ser. 98-1, Class H, 6.34s, 2030	1,761,000	1,346,272
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	190,000	152,730
Ser. 08-C7, Class A2A, 6.034s, 2049	105,000	90,799
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.115s, 2043	115,077,670	1,011,425
Ser. 06-C5, Class XC, IO, 0.072s, 2049	122,568,930	1,455,506
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.203s, 2036	127,767	77,688
FRB Ser. 06-AR7, Class 2A2A, 5.652s, 2036	1,038,809	612,898
IFB Ser. 07-6, Class 2A5, IO, 3.391s, 2037	4,392,377	351,390
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	759,000	673,467
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.377s, 2049	26,646,891	529,815
Ser. 06-CD2, Class X, IO, 0.086s, 2046	76,063,532	243,167
Ser. 07-CD4, Class XC, IO, 0.059s, 2049	89,110,237	703,135
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	2,013,000	2,041,222
Ser. 98-C2, Class F, 5.44s, 2030	3,255,000	2,962,298
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017	1,806,000	1,538,034
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	939,000	591,117
Ser. 06-CN2A, Class J, 5.57s, 2019	751,000	525,861
FRB Ser. 01-J2A, Class A2F, 4.969s, 2034	1,590,000	1,319,700
Ser. 03-LB1A, Class X1, IO, 0.454s, 2038	8,271,822	253,788
Ser. 05-LP5, Class XC, IO, 0.086s, 2043	70,020,264	443,176
Ser. 06-C8, Class XS, IO, 0.067s, 2046	57,431,264	372,488
Ser. 05-C6, Class XC, IO, 0.064s, 2044	66,810,452	289,011
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	268,673	159,147
Ser. 06-J8, Class A4, 6s, 2037	221,012	108,814
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	120,146	94,221
IFB Ser. 04-2CB, Class 1A5, IO, 4.341s, 2034	91,149	5,967
Ser. 05-24, Class 1AX, IO, 1.222s, 2035	9,342,447	214,584
Countrywide Home Loans

FRB Ser. 05-HYB7, Class 6A1, 5.711s, 2035	450,765	302,013
Ser. 05-9, Class 1X, IO, zero%, 2035	8,128,986	187,348
Ser. 05-2, Class 2X, IO, 1.16s, 2035	7,989,532	171,026
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	896,871	849,776
IFB Ser. 05-R1, Class 1AS, IO, 2.82s, 2035	6,563,657	401,696
IFB Ser. 05-R2, Class 1AS, IO, 2.458s, 2035	6,360,594	349,833
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039 (F)	4,505,000	4,025,340
Ser. 06-C5, Class AX, IO, 0.092s, 2039	36,589,304	321,876
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049	121,810,598	647,180
Ser. 06-C4, Class AX, IO, 0.114s, 2039	76,556,254	597,139
Ser. 07-C1, Class AX, IO, 0.07s, 2040	80,542,290	377,582
Ser. 06-C3, Class AX, IO, 0.02s, 2038	102,503,137	51,969
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 4.059s, 2017	232,000	191,516
FRB Ser. 06-A, Class C, 3.859s, 2017	688,000	599,730
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,984,343	2,005,704
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	2,903,000	2,496,580
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,239,000	1,277,242
Ser. 04-C2, Class A2, 5.416s, 2036	5,070,000	4,073,238
FRB Ser. 04-C3, Class A5, 5.113s, 2036	92,000	75,302
Ser. 04-C3, Class A3, 4.302s, 2036 (F)	196,000	191,793
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 5.51s, 2020	259,000	220,150
FRB Ser. 04-TF2A, Class J, 5.51s, 2016	313,000	275,440
FRB Ser. 05-TF2A, Class J, 5.46s, 2020	407,807	293,621
FRB Ser. 04-TF2A, Class H, 5.26s, 2019	627,000	570,570
Ser. 01-CK1, Class AY, IO, 0.781s, 2035	60,254,037	662,794
Ser. 03-C3, Class AX, IO, 0.524s, 2038	50,973,384	1,763,679
Ser. 02-CP3, Class AX, IO, 0.427s, 2035	20,511,375	680,978
Ser. 04-C4, Class AX, IO, 0.242s, 2039	11,481,276	178,143
Ser. 05-C2, Class AX, IO, 0.136s, 2037	74,854,490	750,940
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,119,157	2,119,155
Ser. 99-CG2, Class B3, 6.1s, 2032	1,752,000	1,755,486
Ser. 99-CG2, Class B4, 6.1s, 2032	2,785,000	2,611,085
Ser. 98-CF2, Class B3, 6.04s, 2031	814,188	828,493
Fannie Mae
IFB Ser. 06-70, Class SM, 27.126s, 2036	324,158	434,623
IFB Ser. 07-75, Class JS, 26.29s, 2037	2,072,255	2,776,521
IFB Ser. 07-80, Class AS, 23.29s, 2037	862,281	1,080,412
IFB Ser. 07-1, Class NR, 22.734s, 2037	70,677	83,322
IFB Ser. 07-75, Class CS, 22.689s, 2037	1,397,184	1,811,639
IFB Ser. 06-62, Class PS, 20.348s, 2036	1,304,001	1,648,266
IFB Ser. 07-60, Class SB, 20.048s, 2037	741,654	880,588
IFB Ser. 06-76, Class QB, 20.048s, 2036	1,413,047	1,768,749
IFB Ser. 06-48, Class TQ, 20.048s, 2036	2,598,756	3,191,499
IFB Ser. 06-63, Class SP, 19.748s, 2036	1,547,168	1,911,020
IFB Ser. 07-W7, Class 1A4, 19.628s, 2037	1,426,035	1,368,994
IFB Ser. 07-81, Class SC, 18.248s, 2037	1,213,887	1,399,618
IFB Ser. 07-1, Class NK, 17.827s, 2037	3,445,476	4,164,957
IFB Ser. 06-104, Class GS, 17.725s, 2036	929,065	1,089,999
IFB Ser. 06-104, Class ES, 17.156s, 2036	1,738,946	2,089,515
IFB Ser. 05-37, Class SU, 16.165s, 2035	2,093,450	2,447,262
IFB Ser. 06-49, Class SE, 15.965s, 2036	2,254,159	2,604,635
IFB Ser. 06-60, Class AK, 15.765s, 2036	1,111,180	1,257,095
IFB Ser. 06-60, Class TK, 15.565s, 2036	733,402	820,020
IFB Ser. 06-104, Class CS, 15.036s, 2036	1,931,706	2,068,927
IFB Ser. 07-30, Class FS, 14.734s, 2037	3,512,203	3,808,847
IFB Ser. 07-96, Class AS, 13.856s, 2037	1,716,537	1,798,982
IFB Ser. 05-25, Class PS, 13.822s, 2035	73,330	79,737
IFB Ser. 06-115, Class ES, 13.525s, 2036	1,434,774	1,587,571
IFB Ser. 06-8, Class PK, 13.365s, 2036	2,555,211	2,635,731
IFB Ser. 05-57, Class CD, 12.905s, 2035	1,120,548	1,268,039
IFB Ser. 05-74, Class CP, 12.801s, 2035	1,313,225	1,383,843
IFB Ser. 05-115, Class NQ, 12.717s, 2036	732,018	802,285
IFB Ser. 06-27, Class SP, 12.618s, 2036	1,963,185	2,141,649
IFB Ser. 06-8, Class HP, 12.618s, 2036	2,103,936	2,282,994
IFB Ser. 06-8, Class WK, 12.618s, 2036	3,362,907	3,611,335
IFB Ser. 05-99, Class SA, 12.618s, 2035	1,540,338	1,657,773
IFB Ser. 05-45, Class DA, 12.471s, 2035	2,510,007	2,656,515
IFB Ser. 05-74, Class DM, 12.435s, 2035	3,043,929	3,276,369
IFB Ser. 05-45, Class DC, 12.361s, 2035	1,957,778	2,108,547
IFB Ser. 06-60, Class CS, 12.141s, 2036	729,215	727,473
IFB Ser. 05-57, Class DC, 11.184s, 2034	1,828,784	1,953,774
IFB Ser. 05-74, Class SK, 11.168s, 2035	2,420,481	2,481,022
IFB Ser. 05-74, Class CS, 11.058s, 2035	1,497,656	1,569,905
IFB Ser. 05-114, Class SP, 10.618s, 2036	914,555	912,658
IFB Ser. 05-45, Class PC, 10.474s, 2034	971,417	1,030,816
IFB Ser. 05-95, Class OP, 10.29s, 2035	968,967	1,044,553
IFB Ser. 05-95, Class CP, 10.196s, 2035	224,549	242,427
IFB Ser. 05-106, Class JC, 10.019s, 2035	658,153	617,993
IFB Ser. 05-83, Class QP, 8.921s, 2034	531,440	541,653
IFB Ser. 05-72, Class SB, 8.728s, 2035	1,513,852	1,444,997
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,675	1,716
Ser. 01-T1, Class A1, 7 1/2s, 2040	574,617	593,113
Ser. 386, Class 26, IO, 7 1/2s, 2038	83,905	18,325
Ser. 383, Class 88, IO, 7 1/2s, 2037	89,116	19,054

Ser. 383, Class 89, IO, 7 1/2s, 2037	69,371	12,462
Ser. 383, Class 87, IO, 7 1/2s, 2037	111,057	24,081
Ser. 386, Class 24, IO, 7s, 2038	86,396	19,155
Ser. 386, Class 25, IO, 7s, 2038	85,630	15,975
Ser. 386, Class 22, IO, 7s, 2038	98,170	22,263
Ser. 386, Class 21, IO, 7s, 2037	111,060	24,117
Ser. 386, Class 23, IO, 7s, 2037	109,165	24,566
Ser. 383, Class 84, IO, 7s, 2037	102,037	25,306
Ser. 383, Class 85, IO, 7s, 2037	84,111	20,496
Ser. 383, Class 79, IO, 7s, 2037	103,469	23,958
Ser. 383, Class 80, IO, 7s, 2037	225,791	43,171
Ser. 383, Class 81, IO, 7s, 2037	124,163	28,474
Ser. 383, Class 82, IO, 7s, 2037	123,902	28,089
Ser. 383, Class 83, IO, 7s, 2037	104,239	25,721
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,307,701	233,817
Ser. 386, Class 19, IO, 6 1/2s, 2038	106,231	23,574
Ser. 386, Class 17, IO, 6 1/2s, 2037	162,735	29,097
Ser. 386, Class 16, IO, 6 1/2s, 2037	112,258	29,455
Ser. 383, Class 60, IO, 6 1/2s, 2037	515,887	105,138
Ser. 383, Class 62, IO, 6 1/2s, 2037	143,953	37,521
Ser. 383, Class 69, IO, 6 1/2s, 2037	88,169	14,487
Ser. 383, Class 63, IO, 6 1/2s, 2037	112,063	26,730
Ser. 383, Class 64, IO, 6 1/2s, 2037	207,318	41,712
Ser. 383, Class 67, IO, 6 1/2s, 2037	110,258	28,753
Ser. 383, Class 58, IO, 6 1/2s, 2037	239,700	45,255
Ser. 383, Class 59, IO, 6 1/2s, 2037	151,374	35,007
Ser. 383, Class 61, IO, 6 1/2s, 2037	120,428	28,868
Ser. 383, Class 65, IO, 6 1/2s, 2037	143,878	38,467
Ser. 383, Class 66, IO, 6 1/2s, 2037	146,362	39,202
Ser. 383, Class 72, IO, 6 1/2s, 2037	657,288	127,777
Ser. 383, Class 77, IO, 6 1/2s, 2037	87,559	21,334
Ser. 383, Class 78, IO, 6 1/2s, 2037	88,960	14,270
Ser. 381, Class 14, IO, 6 1/2s, 2037	1,873,177	327,806
Ser. 381, Class 16, IO, 6 1/2s, 2037	366,049	58,296
Ser. 381, Class 15, IO, 6 1/2s, 2037	795,445	139,203
Ser. 383, Class 73, IO, 6 1/2s, 2037	197,007	37,668
Ser. 383, Class 76, IO, 6 1/2s, 2037	119,702	32,239
Ser. 383, Class 70, IO, 6 1/2s, 2037	304,512	58,223
Ser. 383, Class 74, IO, 6 1/2s, 2037	162,658	31,100
Ser. 383, Class 71, IO, 6 1/2s, 2036	129,185	30,088
Ser. 383, Class 75, IO, 6 1/2s, 2036	103,733	25,216
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,054,549	246,975
Ser. 389, Class 6, IO, 6s, 2038	101,504	18,656
Ser. 08-76, Class JI, IO, 6s, 2038	1,095,632	223,290
Ser. 386, Class 10, IO, 6s, 2038	92,650	22,811
Ser. 383, Class 41, IO, 6s, 2038	962,036	183,941
Ser. 383, Class 42, IO, 6s, 2038	718,556	137,891
Ser. 383, Class 43, IO, 6s, 2038	572,436	109,450
Ser. 383, Class 44, IO, 6s, 2038	522,592	101,906
Ser. 383, Class 45, IO, 6s, 2038	402,767	78,540
Ser. 383, Class 46, IO, 6s, 2038	349,862	68,223
Ser. 383, Class 47, IO, 6s, 2038	309,968	59,669
Ser. 383, Class 48, IO, 6s, 2038	277,673	55,201
Ser. 383, Class 52, IO, 6s, 2038	112,774	25,925
Ser. 386, Class 9, IO, 6s, 2038	502,282	89,808
Ser. 383, Class 28, IO, 6s, 2038	1,151,846	231,751
Ser. 383, Class 29, IO, 6s, 2038	1,463,443	294,445
Ser. 383, Class 30, IO, 6s, 2038	782,352	155,532
Ser. 383, Class 31, IO, 6s, 2038	700,438	139,247
Ser. 383, Class 32, IO, 6s, 2038	476,423	94,713
Ser. 383, Class 33, IO, 6s, 2038	406,845	80,352
Ser. 383, Class 37, IO, 6s, 2038	158,691	38,876
Ser. 386, Class 7, IO, 6s, 2038	616,081	119,396
Ser. 383, Class 34, IO, 6s, 2037	164,662	32,521
Ser. 383, Class 35, IO, 6s, 2037	135,796	32,854
Ser. 383, Class 36, IO, 6s, 2037	107,128	25,809
Ser. 383, Class 38, IO, 6s, 2037	86,911	20,559
Ser. 383, Class 50, IO, 6s, 2037	189,285	36,191
Ser. 386, Class 6, IO, 6s, 2037	295,423	55,392
Ser. 383, Class 49, IO, 6s, 2037	142,732	34,311
Ser. 383, Class 51, IO, 6s, 2037	147,005	32,784
Ser. 383, Class 57, IO, 6s, 2037	89,826	16,498
Ser. 383, Class 98, IO, 6s, 2022	154,577	29,108
Ser. 383, Class 99, IO, 6s, 2022	74,413	13,531
Ser. 383, Class 18, IO, 5 1/2s, 2038	552,423	110,485
Ser. 383, Class 19, IO, 5 1/2s, 2038	504,436	100,887
Ser. 383, Class 25, IO, 5 1/2s, 2038	87,653	20,495
Ser. 386, Class 4, IO, 5 1/2s, 2037	125,108	30,888
Ser. 386, Class 5, IO, 5 1/2s, 2037	92,696	19,505
Ser. 383, Class 15, IO, 5 1/2s, 2037	89,524	20,989
Ser. 383, Class 4, IO, 5 1/2s, 2037	862,216	171,409
Ser. 383, Class 5, IO, 5 1/2s, 2037	490,249	97,462
Ser. 383, Class 6, IO, 5 1/2s, 2037	439,819	87,436
Ser. 383, Class 7, IO, 5 1/2s, 2037	433,637	86,207
Ser. 383, Class 8, IO, 5 1/2s, 2037	176,393	35,614
Ser. 383, Class 9, IO, 5 1/2s, 2037	167,946	33,908
Ser. 383, Class 20, IO, 5 1/2s, 2037	312,014	63,963
Ser. 383, Class 21, IO, 5 1/2s, 2037	295,507	60,579
Ser. 383, Class 22, IO, 5 1/2s, 2037	200,034	41,007
Ser. 383, Class 23, IO, 5 1/2s, 2037	180,613	37,026
Ser. 383, Class 24, IO, 5 1/2s, 2037	126,301	30,377
Ser. 383, Class 26, IO, 5 1/2s, 2037	93,228	23,960
Ser. 379, Class 2, IO, 5 1/2s, 2037	156,978	37,235

Ser. 383, Class 95, IO, 5 1/2s, 2022	245,465	35,740
Ser. 383, Class 97, IO, 5 1/2s, 2022	103,221	15,778
Ser. 383, Class 94, IO, 5 1/2s, 2022	123,620	23,968
Ser. 383, Class 96, IO, 5 1/2s, 2022	134,398	24,759
Ser. 383, Class 2, IO, 5s, 2037	94,483	20,507
Ser. 377, Class 2, IO, 5s, 2036	320,569	76,392
Ser. 383, Class 92, IO, 5s, 2022	107,242	17,738
IFB Ser. 07-W6, Class 6A2, IO, 4.541s, 2037	1,756,164	165,782
IFB Ser. 06-90, Class SE, IO, 4.541s, 2036	1,887,709	219,342
IFB Ser. 04-51, Class XP, IO, 4.441s, 2034	121,213	15,573
IFB Ser. 03-66, Class SA, IO, 4.391s, 2033	2,601,665	276,835
IFB Ser. 04-17, Class ST, IO, 4.341s, 2034	135,634	22,030
IFB Ser. 07-W6, Class 5A2, IO, 4.031s, 2037	2,667,162	229,909
IFB Ser. 07-W4, Class 4A2, IO, 4.021s, 2037	11,864,248	1,022,698
IFB Ser. 07-W2, Class 3A2, IO, 4.021s, 2037	3,451,320	299,920
IFB Ser. 06-115, Class BI, IO, 4.001s, 2036	3,136,065	236,334
IFB Ser. 05-113, Class AI, IO, 3.971s, 2036	597,822	56,765
IFB Ser. 05-113, Class DI, IO, 3.971s, 2036	18,879,429	1,773,722
IFB Ser. 05-52, Class DC, IO, 3.941s, 2035	1,719,116	230,156
IFB Ser. 06-60, Class SI, IO, 3.891s, 2036	3,422,541	346,361
IFB Ser. 06-60, Class UI, IO, 3.891s, 2036	1,383,563	161,588
IFB Ser. 04-24, Class CS, IO, 3.891s, 2034	3,660,582	448,784
IFB Ser. 04-12, Class WS, IO, 3.891s, 2033	103,106	12,052
IFB Ser. 07-W7, Class 3A2, IO, 3.871s, 2037	4,405,461	425,703
IFB Ser. 03-122, Class SA, IO, 3.841s, 2028	4,496,569	345,179
IFB Ser. 03-122, Class SJ, IO, 3.841s, 2028	4,642,212	347,232
IFB Ser. 06-60, Class DI, IO, 3.811s, 2035	1,699,272	128,465
IFB Ser. 04-60, Class SW, IO, 3.791s, 2034	6,740,560	644,398
IFB Ser. 05-65, Class KI, IO, 3.741s, 2035	12,539,191	947,963
IFB Ser. 08-10, Class LI, IO, 3.721s, 2038	357,846	34,890
IFB Ser. 08-01, Class GI, IO, 3.701s, 2037	13,722,417	1,337,936
IFB Ser. 05-42, Class SA, IO, 3.541s, 2035	198,699	15,504
IFB Ser. 07-32, Class JS, IO, 3.531s, 2037	599,708	64,867
IFB Ser. 07-39, Class LI, IO, 3.511s, 2037	193,150	18,361
IFB Ser. 07-23, Class SI, IO, 3.511s, 2037	2,759,689	218,608
IFB Ser. 07-54, Class CI, IO, 3.501s, 2037	2,226,707	196,687
IFB Ser. 07-39, Class PI, IO, 3.501s, 2037	2,134,667	176,578
IFB Ser. 07-30, Class WI, IO, 3.501s, 2037	18,185,775	1,549,464
IFB Ser. 07-28, Class SE, IO, 3.491s, 2037	2,345,714	207,120
IFB Ser. 06-128, Class SH, IO, 3.491s, 2037	2,621,985	214,181
IFB Ser. 06-56, Class SM, IO, 3.491s, 2036	6,497,790	544,677
IFB Ser. 05-73, Class SI, IO, 3.491s, 2035	1,496,213	112,393
IFB Ser. 05-12, Class SC, IO, 3.491s, 2035	2,176,477	217,385
IFB Ser. 05-17, Class ES, IO, 3.491s, 2035	2,913,971	263,999
IFB Ser. 05-17, Class SY, IO, 3.491s, 2035	1,348,911	126,525
IFB Ser. 05-45, Class PL, IO, 3.491s, 2034	202,194	17,697
IFB Ser. 07-W5, Class 2A2, IO, 3.481s, 2037	1,121,069	98,094
IFB Ser. 07-30, Class IE, IO, 3.481s, 2037	6,534,195	680,791
IFB Ser. 06-123, Class CI, IO, 3.481s, 2037	5,282,781	459,111
IFB Ser. 06-123, Class UI, IO, 3.481s, 2037	2,352,718	202,804
IFB Ser. 05-82, Class SY, IO, 3.471s, 2035	5,787,126	414,358
IFB Ser. 05-45, Class EW, IO, 3.461s, 2035	2,595,401	227,718
IFB Ser. 05-45, Class SR, IO, 3.461s, 2035	7,913,295	685,299
IFB Ser. 07-15, Class BI, IO, 3.441s, 2037	3,792,752	314,415
IFB Ser. 06-126, Class CS, IO, 3.441s, 2037	1,489,824	123,135
IFB Ser. 06-16, Class SM, IO, 3.441s, 2036	2,001,769	181,947
IFB Ser. 05-95, Class CI, IO, 3.441s, 2035	3,455,143	325,823
IFB Ser. 05-84, Class SG, IO, 3.441s, 2035	5,654,643	523,054
IFB Ser. 05-57, Class NI, IO, 3.441s, 2035	1,199,596	110,656
IFB Ser. 05-54, Class SA, IO, 3.441s, 2035	5,616,354	489,662
IFB Ser. 05-23, Class SG, IO, 3.441s, 2035	4,369,910	417,473
IFB Ser. 05-29, Class SX, IO, 3.441s, 2035	72,719	6,924
IFB Ser. 05-17, Class SA, IO, 3.441s, 2035	3,840,849	340,818
IFB Ser. 05-17, Class SE, IO, 3.441s, 2035	4,183,005	354,147
IFB Ser. 05-57, Class DI, IO, 3.441s, 2035	8,921,542	719,076
IFB Ser. 05-7, Class SC, IO, 3.441s, 2035	235,148	19,019
IFB Ser. 05-83, Class QI, IO, 3.431s, 2035	935,790	101,280
IFB Ser. 06-128, Class GS, IO, 3.421s, 2037	2,494,152	215,078
IFB Ser. 06-114, Class IS, IO, 3.391s, 2036	2,687,078	218,411
IFB Ser. 06-116, Class ES, IO, 3.391s, 2036	1,596,021	130,954
IFB Ser. 06-116, Class LS, IO, 3.391s, 2036	203,899	18,989
IFB Ser. 06-115, Class GI, IO, 3.381s, 2036	2,552,263	251,846
IFB Ser. 06-115, Class IE, IO, 3.381s, 2036	2,056,290	191,032
IFB Ser. 06-117, Class SA, IO, 3.381s, 2036	3,059,048	244,182
IFB Ser. 06-121, Class SD, IO, 3.381s, 2036	5,031,348	408,545
IFB Ser. 06-109, Class SG, IO, 3.371s, 2036	3,602,615	301,899
IFB Ser. 06-104, Class IM, IO, 3.361s, 2036	796,652	66,579
IFB Ser. 06-104, Class SY, IO, 3.361s, 2036	1,671,433	135,257
IFB Ser. 06-109, Class SH, IO, 3.361s, 2036	2,726,734	258,530
IFB Ser. 06-111, Class SA, IO, 3.361s, 2036	725,925	62,586
Ser. 06-104, Class SG, IO, 3.341s, 2036	3,248,167	255,462
IFB Ser. 07-W6, Class 4A2, IO, 3.341s, 2037	10,878,965	951,909
IFB Ser. 06-128, Class SC, IO, 3.341s, 2037	8,525,459	685,984
IFB Ser. 06-43, Class SI, IO, 3.341s, 2036	4,030,686	324,893
IFB Ser. 06-44, Class IS, IO, 3.341s, 2036	3,730,499	350,754
IFB Ser. 06-8, Class JH, IO, 3.341s, 2036	9,379,151	808,220
IFB Ser. 05-122, Class SG, IO, 3.341s, 2035	2,029,406	188,343
IFB Ser. 05-57, Class MS, IO, 3.341s, 2035	173,243	12,228
IFB Ser. 05-95, Class OI, IO, 3.331s, 2035	536,691	52,401
IFB Ser. 06-92, Class JI, IO, 3.321s, 2036	1,899,899	153,184
IFB Ser. 06-92, Class LI, IO, 3.321s, 2036	3,009,887	244,033
IFB Ser. 06-96, Class ES, IO, 3.321s, 2036	3,306,482	233,793
IFB Ser. 06-99, Class AS, IO, 3.321s, 2036	2,162,208	185,085

IFB Ser. 06-85, Class TS, IO, 3.301s, 2036	4,704,838	379,525
IFB Ser. 06-61, Class SE, IO, 3.291s, 2036	4,364,713	330,946
IFB Ser. 07-75, Class PI, IO, 3.281s, 2037	3,509,705	283,479
IFB Ser. 07-76, Class SA, IO, 3.281s, 2037	3,417,205	239,854
IFB Ser. 07-W7, Class 2A2, IO, 3.271s, 2037	8,638,362	776,942
IFB Ser. 07-88, Class MI, IO, 3.261s, 2037	1,097,316	71,170
Ser. 06-94, Class NI, IO, 3.241s, 2036	1,583,868	106,911
IFB Ser. 07-116, Class IA, IO, 3.241s, 2037	12,513,345	1,063,634
IFB Ser. 07-103, Class AI, IO, 3.241s, 2037	14,679,344	1,256,552
IFB Ser. 07-1, Class NI, IO, 3.241s, 2037	8,011,444	655,368
IFB Ser. 07-15, Class NI, IO, 3.241s, 2022	3,931,427	292,498
IFB Ser. 08-3, Class SC, IO, 3.191s, 2038	1,852,334	161,645
IFB Ser. 07-109, Class XI, IO, 3.191s, 2037	2,221,328	149,684
IFB Ser. 07-109, Class YI, IO, 3.191s, 2037	3,271,193	253,917
IFB Ser. 07-W8, Class 2A2, IO, 3.191s, 2037	5,827,066	405,803
IFB Ser. 07-88, Class JI, IO, 3.191s, 2037	4,337,843	367,333
IFB Ser. 06-79, Class SH, IO, 3.191s, 2036	207,648	16,357
IFB Ser. 07-54, Class KI, IO, 3.181s, 2037	1,650,288	116,775
IFB Ser. 07-30, Class JS, IO, 3.181s, 2037	5,419,759	443,878
IFB Ser. 07-30, Class LI, IO, 3.181s, 2037	8,279,391	697,719
IFB Ser. 07-W2, Class 1A2, IO, 3.171s, 2037	2,496,055	228,474
IFB Ser. 07-106, Class SN, IO, 3.151s, 2037	3,466,882	268,389
IFB Ser. 07-54, Class IA, IO, 3.151s, 2037	2,905,757	230,214
IFB Ser. 07-54, Class IB, IO, 3.151s, 2037	2,905,757	230,214
IFB Ser. 07-54, Class IC, IO, 3.151s, 2037	2,905,757	230,214
IFB Ser. 07-54, Class ID, IO, 3.151s, 2037	2,905,757	230,214
IFB Ser. 07-54, Class IE, IO, 3.151s, 2037	2,905,757	230,214
IFB Ser. 07-54, Class IF, IO, 3.151s, 2037	4,323,513	360,247
IFB Ser. 07-54, Class NI, IO, 3.151s, 2037	2,615,318	199,256
IFB Ser. 07-54, Class UI, IO, 3.151s, 2037	3,556,955	273,353
IFB Ser. 07-109, Class AI, IO, 3.141s, 2037	11,510,318	934,638
IFB Ser. 07-91, Class AS, IO, 3.141s, 2037	2,287,595	179,137
IFB Ser. 07-91, Class HS, IO, 3.141s, 2037	2,449,952	208,916
IFB Ser. 07-15, Class CI, IO, 3.121s, 2037	9,858,756	776,505
IFB Ser. 06-123, Class BI, IO, 3.121s, 2037	11,990,721	931,991
IFB Ser. 06-115, Class JI, IO, 3.121s, 2036	7,132,459	584,148
IFB Ser. 07-109, Class PI, IO, 3.091s, 2037	3,600,714	264,390
IFB Ser. 06-123, Class LI, IO, 3.061s, 2037	4,750,531	378,023
IFB Ser. 08-1, Class NI, IO, 2.991s, 2037	5,922,131	444,160
IFB Ser. 07-116, Class BI, IO, 2.991s, 2037	11,479,458	860,959
IFB Ser. 08-01, Class AI, IO, 2.991s, 2037	16,682,829	1,343,018
IFB Ser. 08-10, Class GI, IO, 2.971s, 2038	4,288,046	331,382
IFB Ser. 08-13, Class SA, IO, 2.961s, 2038	399,446	29,736
IFB Ser. 08-1, Class HI, IO, 2.941s, 2037	7,775,719	610,308
IFB Ser. 07-39, Class AI, IO, 2.861s, 2037	5,004,134	383,323
IFB Ser. 07-32, Class SD, IO, 2.851s, 2037	3,441,804	292,822
IFB Ser. 07-30, Class UI, IO, 2.841s, 2037	2,812,840	238,690
IFB Ser. 07-32, Class SC, IO, 2.841s, 2037	4,569,727	332,155
IFB Ser. 07-1, Class CI, IO, 2.841s, 2037	3,288,657	238,904
IFB Ser. 05-74, Class SE, IO, 2.841s, 2035	11,508,899	808,857
IFB Ser. 05-92, Class US, IO, 2.841s, 2025	525,570	32,533
IFB Ser. 05-14, Class SE, IO, 2.791s, 2035	2,232,861	207,177
IFB Ser. 05-58, Class IK, IO, 2.741s, 2035	4,317,620	376,359
IFB Ser. 08-1, Class BI, IO, 2.651s, 2038	9,000,060	565,114
IFB Ser. 07-75, Class ID, IO, 2.611s, 2037	2,823,400	192,663
Ser. 03-W12, Class 2, IO, 2.22s, 2043	6,730,725	576,054
Ser. 03-W10, Class 3, IO, 1.937s, 2043	5,181,791	376,596
Ser. 03-W10, Class 1, IO, 1.917s, 2043	20,662,679	1,625,021
Ser. 03-W8, Class 12, IO, 1.635s, 2042	21,617,989	1,454,080
Ser. 03-W17, Class 12, IO, 1.147s, 2033	6,614,046	194,532
Ser. 03-T2, Class 2, IO, 0.808s, 2042	30,551,506	602,848
Ser. 03-W3, Class 2IO1, IO, 0.681s, 2042	2,805,418	48,909
Ser. 03-W6, Class 51, IO, 0.671s, 2042	8,766,869	137,522
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	11,510,068	712,473
Ser. 01-T12, Class IO, 0.565s, 2041	17,929,678	277,759
Ser. 03-W2, Class 1, IO, 0.465s, 2042	16,083,038	172,425
Ser. 02-T4, IO, 0.448s, 2041	6,504,115	82,296
Ser. 03-W3, Class 1, IO, 0.439s, 2042	21,624,960	228,236
Ser. 02-T1, Class IO, IO, 0.424s, 2031	17,542,778	184,052
Ser. 03-W6, Class 3, IO, 0.367s, 2042	12,368,531	117,489
Ser. 03-W6, Class 23, IO, 0.352s, 2042	12,832,874	113,787
Ser. 03-W4, Class 3A, IO, 0.35s, 2042	11,819,228	98,835
Ser. 01-79, Class BI, IO, 0.326s, 2045	3,323,562	28,060
Ser. 08-33, Principal Only (PO), zero %, 2038	811,538	557,932
Ser. 08-9, PO, zero %, 2038	584,357	409,050
Ser. 07-89, Class PO, PO, zero %, 2037	491,009	329,668
Ser. 07-64, Class LO, PO, zero %, 2037	1,402,746	1,030,149
Ser. 07-47, Class B0, PO, zero %, 2037	141,625	113,383
Ser. 07-14, Class KO, PO, zero %, 2037	333,107	233,235
Ser. 06-125, Class MO, PO, zero %, 2037	513,591	351,440
Ser. 06-125, Class OX, PO, zero %, 2037	134,800	99,251
Ser. 06-116, Class OD, PO, zero %, 2036	80,517	53,679
Ser. 06-84, Class OT, PO, zero %, 2036	70,404	55,591
Ser. 06-56, Class XF, zero %, 2036	218,715	226,808
Ser. 06-46, Class OC, PO, zero %, 2036	122,477	91,480
Ser. 06-16, Class OG, PO, zero %, 2036	185,005	120,907
Ser. 04-61, Class CO, PO, zero %, 2031	2,677,268	1,941,019
Ser. 07-15, Class IM, IO, zero %, 2009	3,164,678	1,183
Ser. 07-16, Class TS, IO, zero %, 2009	13,062,312	6,659
FRB Ser. 07-76, Class SF, zero %, 2037	169,593	164,964
FRB Ser. 06-115, Class SN, zero %, 2036	1,109,229	945,481
FRB Ser. 06-104, Class EK, zero %, 2036	253,727	206,190
FRB Ser. 05-117, Class GF, zero %, 2036	201,545	137,958

FRB Ser. 05-57, Class UL, zero %, 2035	2,204,442	1,548,102
FRB Ser. 05-36, Class QA, zero %, 2035	465,890	348,117
FRB Ser. 05-65, Class CU, zero %, 2034	308,063	340,751
FRB Ser. 05-81, Class DF, zero %, 2033	242,412	242,735
FRB Ser. 06-1, Class HF, zero %, 2032	186,401	159,623
IFB Ser. 06-75, Class FY, zero %, 2036	431,989	341,943
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 4.841s, 2043	1,715,830	205,900
Ser. T-56, Class A, IO, 0.524s, 2043	7,726,981	119,178
Ser. T-56, Class 3, IO, 0.367s, 2043	9,213,572	106,116
Ser. T-56, Class 1, IO, 0.282s, 2043	11,967,276	103,534
Ser. T-56, Class 2, IO, 0.022s, 2043	10,846,551	20,569
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	3,883,441	3,106,753
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.746s, 2035	1,748,871	1,049,322
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.683s, 2033	29,435,295	859,511
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,726,000	2,911,832
Ser. 97-C2, Class G, 7 1/2s, 2029	832,000	648,142
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	3,410,000	2,390,069
Freddie Mac
IFB Ser. 3339, Class WS, 13.247s, 2037	1,318,627	1,699,193
IFB Ser. 3339, Class JS, 13.016s, 2037	1,140,483	1,397,627
IFB Ser. 3360, Class SB, 11.94s, 2037	811,074	1,089,628
IFB Ser. 3202, Class PS, 11.715s, 2036	869,358	1,047,583
IFB Ser. 3349, Class SA, 11.475s, 2037	4,603,646	5,526,617
IFB Ser. 3331, Class SE, 11.475s, 2037	1,113,998	1,313,072
IFB Ser. 3153, Class SX, 10.313s, 2036	766,945	912,578
IFB Ser. 3202, Class HM, 10.312s, 2036	582,345	674,087
IFB Ser. 3182, Class PS, 10 1/4s, 2032	1,912,282	2,255,940
IFB Ser. 3153, Class JS, 10.163s, 2036	75,937	86,354
IFB Ser. 3081, Class DC, 8.516s, 2035	1,252,236	1,349,583
IFB Ser. 3114, Class GK, 8.05s, 2036	841,749	875,407
IFB Ser. 2976, Class KL, 7.562s, 2035	2,350,260	2,446,041
IFB Ser. 2990, Class DP, 7.453s, 2034	2,001,034	2,110,719
IFB Ser. 2979, Class AS, 7.452s, 2034	562,906	591,144
IFB Ser. 3408, Class EK, 7.334s, 2037	3,820,424	3,887,159
IFB Ser. 3153, Class UT, 7.196s, 2036	472,790	472,891
IFB Ser. 3149, Class SU, 7.047s, 2036	991,551	949,101
IFB Ser. 3360, Class SC, 6.681s, 2037	1,875,905	1,901,334
IFB Ser. 3065, Class DC, 6.098s, 2035	2,066,350	1,998,487
IFB Ser. 248, IO, 5 1/2s, 2037	434,160	103,591
IFB Ser. 3012, Class FS, 5.406s, 2035	73,165	78,981
IFB Ser. 2990, Class LB, 5.22s, 2034	2,456,649	2,266,265
IFB Ser. 2990, Class WP, 5.192s, 2035	1,362,864	1,400,079
IFB Ser. 246, Class S54, IO, 4.013s, 2037	285,827	32,156
IFB Ser. 2927, Class SI, IO, 3.913s, 2035	3,242,413	369,350
IFB Ser. 2828, Class GI, IO, 2.913s, 2034	3,849,155	491,547
IFB Ser. 3184, Class SP, IO, 2.763s, 2033	3,472,583	322,718
IFB Ser. 2869, Class SH, IO, 2.713s, 2034	1,716,731	112,790
IFB Ser. 2869, Class JS, IO, 2.663s, 2034	8,185,073	668,041
IFB Ser. 239, IO, 2.613s, 2036	395,824	32,161
IFB Ser. 2882, Class LS, IO, 2.613s, 2034	1,678,461	158,972
IFB Ser. 3203, Class SH, IO, 2.553s, 2036	1,977,437	194,837
IFB Ser. 2815, Class PT, IO, 2.463s, 2032	3,807,926	490,114
IFB Ser. 2828, Class TI, IO, 2.463s, 2030	1,751,426	212,646
IFB Ser. 3397, Class GS, IO, 2.413s, 2037	2,122,153	187,085
IFB Ser. 3297, Class BI, IO, 2.173s, 2037	8,654,647	739,591
IFB Ser. 3287, Class SD, IO, 2.163s, 2037	3,371,991	284,714
IFB Ser. 3281, Class BI, IO, 2.163s, 2037	1,661,015	172,644
IFB Ser. 3281, Class CI, IO, 2.163s, 2037	1,352,126	157,372
IFB Ser. 3249, Class SI, IO, 2.163s, 2036	1,508,851	173,798
IFB Ser. 3028, Class ES, IO, 2.163s, 2035	9,760,478	915,230
IFB Ser. 2990, Class TS, IO, 2.163s, 2035	204,717	13,350
IFB Ser. 2922, Class SE, IO, 2.163s, 2035	4,520,668	548,759
IFB Ser. 3045, Class DI, IO, 2.143s, 2035	15,486,973	1,284,846
IFB Ser. 3236, Class ES, IO, 2.113s, 2036	3,098,730	295,063
IFB Ser. 3136, Class NS, IO, 2.113s, 2036	5,109,748	424,267
IFB Ser. 3118, Class SD, IO, 2.113s, 2036	7,261,829	597,399
IFB Ser. 3107, Class DC, IO, 2.113s, 2035	9,582,863	908,896
IFB Ser. 2927, Class ES, IO, 2.113s, 2035	2,528,804	155,926
IFB Ser. 2950, Class SM, IO, 2.113s, 2016	4,931,401	483,171
IFB Ser. 3256, Class S, IO, 2.103s, 2036	3,775,651	346,982
IFB Ser. 3031, Class BI, IO, 2.102s, 2035	1,885,827	269,666
IFB Ser. 3370, Class TS, IO, 2.083s, 2037	219,628	18,780
IFB Ser. 3244, Class SB, IO, 2.073s, 2036	2,383,231	246,476
IFB Ser. 3244, Class SG, IO, 2.073s, 2036	2,779,335	228,770
IFB Ser. 3236, Class IS, IO, 2.063s, 2036	4,315,397	358,609
IFB Ser. 3033, Class SG, IO, 2.063s, 2035	87,144	9,785
IFB Ser. 2962, Class BS, IO, 2.063s, 2035	10,788,113	791,847
IFB Ser. 3114, Class TS, IO, 2.063s, 2030	11,669,794	1,003,719
IFB Ser. 3128, Class JI, IO, 2.043s, 2036	5,706,947	495,934
IFB Ser. 2990, Class LI, IO, 2.043s, 2034	3,688,060	424,609
IFB Ser. 3240, Class S, IO, 2.033s, 2036	8,250,410	679,017
IFB Ser. 3229, Class BI, IO, 2.033s, 2036	643,520	67,020
IFB Ser. 3153, Class JI, IO, 2.033s, 2036	4,031,739	272,142
IFB Ser. 3065, Class DI, IO, 2.033s, 2035	1,431,247	181,134
IFB Ser. 3145, Class GI, IO, 2.013s, 2036	4,675,304	429,660

IFB Ser. 3114, Class GI, IO, 2.013s, 2036	2,013,974	169,065
IFB Ser. 3339, Class JI, IO, 2.003s, 2037	8,645,595	594,817
IFB Ser. 3218, Class AS, IO, 1.993s, 2036	2,945,055	232,427
IFB Ser. 3221, Class SI, IO, 1.993s, 2036	3,513,860	276,372
IFB Ser. 3153, Class UI, IO, 1.983s, 2036	3,483,983	340,113
IFB Ser. 3202, Class PI, IO, 1.953s, 2036	9,672,793	761,897
IFB Ser. 3355, Class MI, IO, 1.913s, 2037	2,432,668	191,891
IFB Ser. 3201, Class SG, IO, 1.913s, 2036	4,408,981	367,848
IFB Ser. 3203, Class SE, IO, 1.913s, 2036	3,972,386	327,258
IFB Ser. 3238, Class LI, IO, 1.903s, 2036	158,151	14,094
IFB Ser. 3171, Class PS, IO, 1.898s, 2036	3,768,423	299,213
IFB Ser. 3152, Class SY, IO, 1.893s, 2036	4,307,748	371,592
IFB Ser. 3366, Class SA, IO, 1.863s, 2037	293,406	23,037
IFB Ser. 3284, Class BI, IO, 1.863s, 2037	2,712,320	190,983
IFB Ser. 3260, Class SA, IO, 1.863s, 2037	2,643,454	189,359
IFB Ser. 3199, Class S, IO, 1.863s, 2036	2,310,843	191,623
IFB Ser. 3284, Class LI, IO, 1.853s, 2037	10,955,834	866,070
IFB Ser. 3281, Class AI, IO, 1.843s, 2037	9,986,696	829,486
IFB Ser. 3311, Class EI, IO, 1.823s, 2037	2,963,057	261,443
IFB Ser. 3311, Class IA, IO, 1.823s, 2037	4,120,160	345,757
IFB Ser. 3311, Class IB, IO, 1.823s, 2037	4,120,160	345,757
IFB Ser. 3311, Class IC, IO, 1.823s, 2037	4,120,160	345,757
IFB Ser. 3311, Class ID, IO, 1.823s, 2037	4,120,160	345,757
IFB Ser. 3311, Class IE, IO, 1.823s, 2037	5,880,481	493,480
IFB Ser. 3382, Class SI, IO, 1.813s, 2037	578,836	45,282
IFB Ser. 3375, Class MS, IO, 1.813s, 2037	329,432	25,494
IFB Ser. 3240, Class GS, IO, 1.793s, 2036	4,963,735	403,269
IFB Ser. 3416, Class BI, IO, 1.663s, 2038	618,642	46,865
IFB Ser. 2967, Class SA, IO, 1.563s, 2035	226,349	15,019
IFB Ser. 3339, Class TI, IO, 1.553s, 2037	4,352,441	342,712
IFB Ser. 3284, Class CI, IO, 1.533s, 2037	7,611,324	550,710
IFB Ser. 3016, Class SQ, IO, 1.523s, 2035	3,696,230	236,647
IFB Ser. 3397, Class SQ, IO, 1.383s, 2037	5,169,142	348,741
IFB Ser. 3235, Class SA, IO, 1.363s, 2036	464,998	40,320
IFB Ser. 3424, Class UI, IO, 1.173s, 2037	217,159	14,146
Ser. 3403, PO, zero %, 2037	91,393	70,051
Ser. 3369, Class BO, PO, zero %, 2037	87,049	62,082
Ser. 3327, Class IF, IO, zero %, 2037	914,930	205,859
Ser. 3391, PO, zero %, 2037	438,555	305,168
Ser. 3292, Class DO, PO, zero %, 2037	270,633	202,858
Ser. 3292, Class OA, PO, zero %, 2037	183,516	120,135
Ser. 3296, Class OK, PO, zero %, 2037	159,518	120,774
Ser. 3274, Class MO, PO, zero %, 2037	85,704	62,871
Ser. 3300, PO, zero %, 2037	1,980,832	1,448,384
Ser. 3252, Class LO, PO, zero %, 2036	634,975	478,655
Ser. 3255, Class CO, PO, zero %, 2036	374,911	250,489
Ser. 3218, Class AO, PO, zero %, 2036	216,940	149,081
Ser. 3206, Class EO, PO, zero %, 2036	79,401	63,078
Ser. 3175, Class MO, PO, zero %, 2036	399,725	277,252
Ser. 3210, PO, zero %, 2036	162,152	114,595
Ser. 3139, Class CO, PO, zero %, 2036	469,018	354,117
Ser. 2587, Class CO, PO, zero %, 2032	1,389,869	1,132,627
FRB Ser. 3349, Class DO, zero %, 2037	222,875	190,287
FRB Ser. 3326, Class XF, zero %, 2037	1,403,055	1,017,546
FRB Ser. 3326, Class YF, zero %, 2037	2,860,362	2,536,923
FRB Ser. 3263, Class TA, zero %, 2037	297,603	243,266
FRB Ser. 3241, Class FH, zero %, 2036	604,210	484,382
FRB Ser. 3341, Class FA, zero %, 2036	83,406	78,740
FRB Ser. 3231, Class XB, zero %, 2036	449,330	405,369
FRB Ser. 3283, Class HF, zero %, 2036	105,956	107,868
FRB Ser. 3231, Class X, zero %, 2036	299,615	247,550
FRB Ser. 3147, Class SF, zero %, 2036	1,353,509	778,570
FRB Ser. 3130, Class JF, zero %, 2036	54,443	51,170
FRB Ser. 3117, Class AF, zero %, 2036	185,470	188,896
FRB Ser. 3326, Class WF, zero %, 2035	2,123,432	1,452,627
FRB Ser. 3036, Class AS, zero %, 2035	191,217	182,372
FRB Ser. 3003, Class XF, zero %, 2035	2,052,511	1,467,968
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.073s, 2043	84,776,437	502,413
Ser. 07-C1, Class XC, IO, 0.066s, 2019	184,072,183	945,932
Ser. 05-C3, Class XC, IO, 0.064s, 2045	229,245,473	768,731
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.895s, 2036	592,000	604,592
Ser. 97-C1, Class X, IO, 1.259s, 2029	3,466,191	138,301
Ser. 05-C1, Class X1, IO, 0.185s, 2043	91,533,446	830,315
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,614,303	1,538,994
Ser. 06-C1, Class XC, IO, 0.071s, 2045	127,110,372	480,447
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 15.93s, 2037	2,642,957	3,425,325
IFB Ser. 07-44, Class SP, 14.1s, 2036	1,369,473	1,679,280
IFB Ser. 06-34, Class SA, 13 7/8s, 2036	315,828	375,682
IFB Ser. 07-51, Class SP, 13.815s, 2037	881,721	1,057,553
IFB Ser. 07-35, Class DK, 11.801s, 2035	753,706	878,143
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	92,949	19,055
IFB Ser. 05-7, Class JM, 7.31s, 2034	2,264,539	2,324,031
IFB Ser. 05-66, Class SP, 5.938s, 2035	1,213,937	1,207,365
IFB Ser. 08-29, Class SA, IO, 3.503s, 2038	387,584	38,453
IFB Ser. 06-69, Class SI, IO, 3.103s, 2036	186,995	16,262
IFB Ser. 06-61, Class SM, IO, 3.103s, 2036	126,647	10,670
IFB Ser. 06-62, Class SI, IO, 3.103s, 2036	3,073,107	264,324
IFB Ser. 07-1, Class SL, IO, 3.083s, 2037	1,404,398	115,724
IFB Ser. 07-1, Class SM, IO, 3.073s, 2037	1,404,398	115,452

IFB Ser. 05-68, Class PU, IO, 3.023s, 2032	158,637	15,076
IFB Ser. 07-49, Class NY, IO, 2.823s, 2035	11,312,645	1,000,536
IFB Ser. 04-59, Class SH, IO, 2.781s, 2034	85,352	7,314
IFB Ser. 04-59, Class SC, IO, 2.731s, 2034	1,818,969	171,163
IFB Ser. 04-26, Class IS, IO, 2.731s, 2034	70,277	5,559
IFB Ser. 07-47, Class SA, IO, 2.631s, 2036	85,927	7,938
IFB Ser. 07-26, Class SG, IO, 2.573s, 2037	4,605,283	426,789
IFB Ser. 07-9, Class BI, IO, 2.543s, 2037	9,064,297	818,306
IFB Ser. 07-31, Class CI, IO, 2.533s, 2037	2,423,059	153,127
IFB Ser. 07-25, Class SA, IO, 2.523s, 2037	3,168,278	243,989
IFB Ser. 07-25, Class SB, IO, 2.523s, 2037	6,179,012	555,520
IFB Ser. 07-22, Class S, IO, 2.523s, 2037	2,583,315	243,041
IFB Ser. 07-11, Class SA, IO, 2.523s, 2037	2,386,249	175,889
IFB Ser. 07-14, Class SB, IO, 2.523s, 2037	2,562,540	205,449
IFB Ser. 06-69, Class SA, IO, 2.523s, 2036	359,334	24,385
IFB Ser. 05-84, Class AS, IO, 2.523s, 2035	176,145	19,108
IFB Ser. 07-51, Class SJ, IO, 2.473s, 2037	2,964,009	272,003
IFB Ser. 07-53, Class SY, IO, 2.458s, 2037	149,704	13,922
IFB Ser. 07-35, Class NY, IO, 2.431s, 2035	128,754	9,810
IFB Ser. 07-58, Class PS, IO, 2.423s, 2037	5,066,870	443,432
IFB Ser. 04-88, Class S, IO, 2.423s, 2032	84,957	5,307
IFB Ser. 07-59, Class PS, IO, 2.393s, 2037	2,301,704	191,990
IFB Ser. 07-59, Class SP, IO, 2.393s, 2037	4,666,259	395,867
IFB Ser. 07-68, Class PI, IO, 2.373s, 2037	4,225,082	303,689
IFB Ser. 06-38, Class SG, IO, 2.373s, 2033	9,315,518	731,237
IFB Ser. 07-26, Class SD, IO, 2.331s, 2037	4,509,990	355,387
IFB Ser. 07-26, Class SL, IO, 2.331s, 2037	212,988	20,768
IFB Ser. 07-53, Class SG, IO, 2.323s, 2037	1,703,877	114,094
IFB Ser. 08-3, Class SA, IO, 2.273s, 2038	5,481,801	425,633
IFB Ser. 07-79, Class SY, IO, 2.273s, 2037	9,540,655	649,719
IFB Ser. 07-64, Class AI, IO, 2.273s, 2037	17,699,229	1,390,529
IFB Ser. 07-53, Class ES, IO, 2.273s, 2037	2,446,828	148,290
IFB Ser. 07-10, Class SB, IO, 2.243s, 2037	1,008,404	88,860
IFB Ser. 08-4, Class SA, IO, 2.239s, 2038	11,019,859	756,723
IFB Ser. 07-67, Class SI, IO, 2.233s, 2037	7,791,393	528,428
IFB Ser. 07-9, Class DI, IO, 2.233s, 2037	4,566,412	271,576
IFB Ser. 04-17, Class QN, IO, 2.231s, 2034	108,346	9,693
IFB Ser. 07-57, Class QA, IO, 2.223s, 2037	5,877,757	449,701
IFB Ser. 07-58, Class SA, IO, 2.223s, 2037	7,899,314	539,381
IFB Ser. 07-58, Class SC, IO, 2.223s, 2037	4,401,683	304,989
IFB Ser. 07-61, Class SA, IO, 2.223s, 2037	3,140,774	242,412
IFB Ser. 07-53, Class SC, IO, 2.223s, 2037	2,695,029	183,152
IFB Ser. 07-27, Class S, IO, 2.223s, 2037	1,490,957	108,488
IFB Ser. 07-28, Class SG, IO, 2.223s, 2037	1,311,722	95,314
IFB Ser. 08-34, Class SH, IO, 2.223s, 2037	115,416	8,042
IFB Ser. 06-26, Class S, IO, 2.223s, 2036	523,008	41,191
IFB Ser. 06-28, Class GI, IO, 2.223s, 2035	3,868,047	237,799
IFB Ser. 07-58, Class SD, IO, 2.213s, 2037	4,178,719	290,976
IFB Ser. 07-59, Class SD, IO, 2.193s, 2037	7,501,748	501,844
IFB Ser. 07-36, Class SA, IO, 2.193s, 2037	703,872	45,329
IFB Ser. 07-36, Class SG, IO, 2.193s, 2037	1,073,531	76,489
IFB Ser. 06-49, Class SA, IO, 2.183s, 2036	427,516	33,611
IFB Ser. 07-48, Class SB, IO, 2.181s, 2037	3,558,517	256,124
IFB Ser. 05-92, Class S, IO, 2.123s, 2032	311,664	23,777
IFB Ser. 07-74, Class SI, IO, 2.101s, 2037	98,046	8,178
IFB Ser. 07-17, Class AI, IO, 2.081s, 2037	9,932,818	787,216
IFB Ser. 05-65, Class SI, IO, 2.073s, 2035	4,040,788	328,299
IFB Ser. 08-2, Class SV, IO, 2.051s, 2038	1,395,391	96,014
IFB Ser. 08-2, Class SM, IO, 2.031s, 2038	241,346	18,376
IFB Ser. 07-9, Class AI, IO, 2.031s, 2037	3,803,963	283,353
IFB Ser. 08-15, Class PI, IO, 2.023s, 2035	133,675	9,547
IFB Ser. 06-16, Class SX, IO, 2.013s, 2036	183,714	14,899
IFB Ser. 07-17, Class IB, IO, 1.973s, 2037	2,134,128	158,625
IFB Ser. 06-10, Class SM, IO, 1.973s, 2036	14,249,417	1,140,437
IFB Ser. 06-14, Class S, IO, 1.973s, 2036	3,549,586	244,339
IFB Ser. 05-57, Class PS, IO, 1.973s, 2035	82,352	7,092
IFB Ser. 06-11, Class ST, IO, 1.963s, 2036	2,223,226	180,554
IFB Ser. 08-40, Class SA, IO, 1.931s, 2038	645,940	49,454
IFB Ser. 07-26, Class SW, IO, 1.923s, 2037	35,624,888	2,372,511
IFB Ser. 07-27, Class SD, IO, 1.923s, 2037	2,281,155	152,625
IFB Ser. 07-19, Class SJ, IO, 1.923s, 2037	3,883,140	241,997
IFB Ser. 07-23, Class ST, IO, 1.923s, 2037	4,782,840	287,731
IFB Ser. 07-8, Class SA, IO, 1.923s, 2037	3,397,110	225,724
IFB Ser. 07-9, Class CI, IO, 1.923s, 2037	5,932,136	457,440
IFB Ser. 07-7, Class EI, IO, 1.923s, 2037	4,024,450	250,409
IFB Ser. 07-7, Class JI, IO, 1.923s, 2037	6,300,918	409,560
IFB Ser. 07-1, Class S, IO, 1.923s, 2037	5,056,069	316,025
IFB Ser. 07-3, Class SA, IO, 1.923s, 2037	4,825,826	300,823
IFB Ser. 05-17, Class S, IO, 1.903s, 2035	93,490	7,924
IFB Ser. 05-71, Class SA, IO, 1.891s, 2035	228,883	17,783
IFB Ser. 05-3, Class SN, IO, 1.823s, 2035	267,320	21,939
IFB Ser. 07-17, Class IC, IO, 1.781s, 2037	5,135,991	372,745
IFB Ser. 07-25, Class KS, IO, 1.731s, 2037	930,434	83,306
IFB Ser. 07-21, Class S, IO, 1.731s, 2037	5,244,540	343,790
IFB Ser. 07-73, Class MI, IO, 1.723s, 2037	8,097,803	451,210
IFB Ser. 04-41, Class SG, IO, 1.723s, 2034	250,644	11,011
IFB Ser. 07-31, Class AI, IO, 1.711s, 2037	2,903,583	193,678
IFB Ser. 07-62, Class S, IO, 1.681s, 2037	112,042	8,064
IFB Ser. 07-43, Class SC, IO, 1.631s, 2037	3,255,070	205,675
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	4,209,866	1,744
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	12,326,288	5,101
Ser. 07-73, Class MO, PO, zero %, 2037	622,908	411,997
FRB Ser. 07-73, Class KI, IO, zero %, 2037	6,229,079	93,779

FRB Ser. 07-73, Class KM, zero %, 2037	622,908	457,916
FRB Ser. 07-49, Class UF, zero %, 2037	208,478	134,958
FRB Ser. 07-33, Class TB, zero %, 2037	61,830	47,224
FRB Ser. 07-35, Class UF, zero %, 2037	354,272	236,809
FRB Ser. 07-22, Class TA, zero %, 2037	235,725	172,661
FRB Ser. 98-2, Class EA, PO, zero %, 2028	90,590	74,421
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	5,242,598	123,201
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.062s, 2037	182,939,699	402,467
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.323s, 2039	29,423,279	494,311
Ser. 05-GG3, Class XC, IO, 0.229s, 2042	135,557,957	1,778,520
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	2,285,000	1,823,965
Ser. 06-GG6, Class A2, 5.506s, 2038	2,998,000	2,782,144
Ser. 05-GG4, Class A4, 4.761s, 2039	197,000	151,128
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	1,286,000	1,090,785
FRB Ser. 07-EOP, Class J, 4.895s, 2009	428,000	329,560
Ser. 06-GG8, Class X, IO, 0.671s, 2039	26,345,998	550,631
Ser. 04-C1, Class X1, IO, 0.312s, 2028	17,107,591	95,803
Ser. 03-C1, Class X1, IO, 0.24s, 2040	19,319,409	356,258
Ser. 05-GG4, Class XC, IO, 0.194s, 2039	105,501,144	1,223,813
Ser. 06-GG6, Class XC, IO, 0.046s, 2038	52,565,558	105,131
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	225,702	229,631
Ser. 05-RP3, Class 1A3, 8s, 2035	704,890	703,777
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	639,534	623,482
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	846,038	852,514
Ser. 05-RP1, Class 1A3, 8s, 2035	111,221	112,561
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	940,933	933,544
IFB Ser. 04-4, Class 1AS, IO, 2.895s, 2034	10,720,258	656,080
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.837s, 2035	1,592,346	1,130,566
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	242,459	20,609
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.131s, 2037	7,500,783	5,025,525
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.369s, 2037	4,481,410	3,621,889
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.306s, 2036	83,374	50,171
FRB Ser. 07-AR15, Class 1A1, 6.212s, 2037	276,866	177,194
FRB Ser. 07-AR9, Class 2A1, 6.039s, 2037	282,471	177,956
FRB Ser. 05-AR31, Class 3A1, 5.636s, 2036	8,880,397	5,505,846
FRB Ser. 07-AR11, Class 1A1, 5.628s, 2037	3,327,060	1,829,883
FRB Ser. 05-AR5, Class 4A1, 5.488s, 2035	233,273	143,650
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.066s, 2036	112,584	70,362
FRB Ser. 06-A1, Class 5A1, 5.94s, 2036	196,250	128,544
FRB Ser. 06-A6, Class 1A1, 3.419s, 2036	131,054	70,747
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	911,000	772,710
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	5,510,000	3,319,574
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	26,282,000	20,771,768
Ser. 07-CB20, Class A3, 5.863s, 2051	5,740,000	4,484,474
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	2,850,000	2,188,800
Ser. 06-CB15, Class A4, 5.814s, 2043	4,443,000	3,547,850
Ser. 07-CB20, Class A4, 5.794s, 2051	3,738,000	2,823,056
FRB Ser. 04-PNC1, Class A4, 5.368s, 2041	75,000	62,543
Ser. 05-CB12, Class A4, 4.895s, 2037	198,000	153,846
Ser. 04-C3, Class A5, 4.878s, 2042	189,000	149,159
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,990,000	1,418,255
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	35,000,676	912,219
Ser. 06-CB17, Class X, IO, 0.513s, 2043	42,765,277	922,019
Ser. 06-LDP9, Class X, IO, 0.455s, 2047	9,803,529	171,562
Ser. 07-LDPX, Class X, IO, 0.347s, 2049	54,492,374	689,873
Ser. 06-CB16, Class X1, IO, 0.093s, 2045	39,876,615	435,106
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	227,622,125	143,402
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 03-ML1A, Class X1, IO, 0.578s, 2039	38,237,203	990,344
Ser. 05-LDP2, Class X1, IO, 0.19s, 2042	165,121,729	1,806,432
Ser. 05-LDP1, Class X1, IO, 0.153s, 2046 (F)	53,954,537	360,806
Ser. 05-CB12, Class X1, IO, 0.107s, 2037 (F)	54,153,687	385,837
Ser. 05-LDP3, Class X1, IO, 0.085s, 2042	81,219,305	393,101
Ser. 07-CB20, Class X1, IO, 0.074s, 2051	89,012,887	653,355
Ser. 06-LDP6, Class X1, IO, 0.063s, 2043	68,155,833	223,551
Ser. 05-LDP5, Class X1, IO, 0.061s, 2044	343,590,238	1,020,463
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	612,299
Ser. 99-C1, Class G, 6.41s, 2031	765,731	419,850
Ser. 98-C4, Class G, 5.6s, 2035	634,000	592,635
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	622,974
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	67,000	62,403
Ser. 07-C6, Class A2, 5.845s, 2012	8,188,000	7,138,674
Ser. 04-C7, Class A6, 4.786s, 2029	1,733,000	1,415,133
Ser. 07-C2, Class XW, IO, 0.536s, 2040	11,759,583	297,475
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.718s, 2038	30,427,697	947,214

Ser. 03-C5, Class XCL, IO, 0.256s, 2037	16,080,249	310,975
Ser. 05-C3, Class XCL, IO, 0.209s, 2040	66,211,369	1,029,527
Ser. 05-C2, Class XCL, IO, 0.167s, 2040	122,432,008	967,727
Ser. 05-C5, Class XCL, IO, 0.139s, 2020	69,233,500	722,140
Ser. 05-C7, Class XCL, IO, 0.096s, 2040	82,720,323	525,076
Ser. 06-C1, Class XCL, IO, 0.086s, 2041	66,429,253	531,461
Ser. 06-C7, Class XCL, IO, 0.082s, 2038	47,004,775	587,705
Ser. 07-C2, Class XCL, IO, 0.077s, 2040	101,051,112	935,814
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 5.51s, 2017	733,000	513,100
FRB Ser. 05-LLFA, Class J, 5.36s, 2018	423,000	317,250
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 21.368s, 2036	652,007	786,459
IFB Ser. 07-5, Class 4A3, 20.528s, 2037	1,931,209	1,834,648
IFB Ser. 06-7, Class 4A2, IO, 4.491s, 2036	3,136,492	263,255
IFB Ser. 07-5, Class 8A2, IO, 4.461s, 2036	3,124,542	257,838
Ser. 07-1, Class 3A2, IO, 3.991s, 2037	3,757,462	520,233
IFB Ser. 06-9, Class 3A2, IO, 3.971s, 2037	2,246,663	211,436
IFB Ser. 07-4, Class 3A2, IO, 3.941s, 2037	3,015,068	265,391
IFB Ser. 06-5, Class 2A2, IO, 3.891s, 2036	6,691,480	535,318
IFB Ser. 07-2, Class 2A13, IO, 3.431s, 2037	5,458,913	436,713
IFB Ser. 07-4, Class 2A2, IO, 3.411s, 2037	12,478,792	998,303
IFB Ser. 07-1, Class 2A3, IO, 3.371s, 2037	6,373,286	501,896
Ser. 06-9, Class 2A3, IO, 3.361s, 2036	7,430,579	551,253
IFB Ser. 06-9, Class 2A2, IO, 3.361s, 2037	5,514,155	403,159
IFB Ser. 06-7, Class 2A4, IO, 3.291s, 2036	10,738,119	885,895
IFB Ser. 06-7, Class 2A5, IO, 3.291s, 2036	10,066,863	790,249
IFB Ser. 06-6, Class 1A2, IO, 3.241s, 2036	3,962,018	316,961
IFB Ser. 06-6, Class 1A3, IO, 3.241s, 2036	5,773,270	454,645
IFB Ser. 07-5, Class 10A2, IO, 3.081s, 2037	6,097,984	472,594
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.095s, 2034	139,915	89,443
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	2,253,000	1,838,609
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	1,875,168	13,479
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	5,096,765	17,523
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	176,012	115,893
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	611,398	648,328
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,501,916	1,532,398
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
3.86s, 2027	4,517,861	3,580,430
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0 1/8s, 2049	89,310,195	1,102,065
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 5.06s, 2022	1,019,621	897,266
Ser. 06-1, Class X1A, IO, 1.515s, 2022	17,876,055	93,671
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.876s, 2030	644,000	646,737
FRB Ser. 05-A9, Class 3A1, 5.276s, 2035	3,334,531	2,467,553
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	1,576,000	1,319,708
FRB Ser. 07-C1, Class A4, 5.829s, 2050	1,777,000	1,346,431
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	193,000	154,464
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	187,000	144,925
Ser. 05-MCP1, Class XC, IO, 0.123s, 2043	69,662,582	636,135
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.259s, 2039	15,707,905	241,769
Ser. 05-LC1, Class X, IO, 0.101s, 2044	36,556,698	196,295
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	4,551,000	3,788,708
FRB Ser. 07-8, Class A2, 5.92s, 2049 (F)	2,784,000	2,697,046
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-3, Class XC, IO, 0.113s, 2046	52,241,425	589,095
Ser. 06-1, Class X, IO, 0.077s, 2039	29,873,650	83,472
Ser. 07-7, Class X, IO, 0.019s, 2050	192,095,500	402,183
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.795s, 2037 (F)	3,065,009	666,452
Ser. 04-C2, Class X, IO, 6.004s, 2040 (F)	2,422,737	529,970
Ser. 05-C3, Class X, IO, 5.555s, 2044 (F)	2,848,194	602,667
Ser. 06-C4, Class X, IO, 5.074s, 2016 (F)	8,524,085	1,614,774
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.597s, 2043	9,907,279	297,218
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	1,316,000	1,033,192
FRB Ser. 06-IQ11, Class A4, 5.772s, 2042	4,443,000	3,973,418
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	1,732,000	1,088,388
Ser. 05-HQ6, Class A4A, 4.989s, 2042	3,963,000	3,210,973
Ser. 04-HQ4, Class A7, 4.97s, 2040	2,047,000	1,677,721
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	1,000,000	450,000
Ser. 04-RR, Class F6, 6s, 2039	1,700,000	680,000
Ser. 07-HQ13, Class X1, IO, 0.671s, 2044	59,784,107	1,412,698
Ser. 05-HQ6, Class X1, IO, 0.116s, 2042	75,505,468	622,716
Ser. 05-HQ5, Class X1, IO, 0.094s, 2042	21,606,452	122,509
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.973s, 2035	3,722,461	2,233,477
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.113s, 2030	1,020,000	918,000
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.433s, 2035	371,179	328,051

Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	395,053	395,127
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.917s, 2033 (United Kingdom)	3,086,000	2,550,854
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.833s, 2033 (United Kingdom)	3,745,000	3,329,305
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	3,870,000	3,616,902
Ser. 00-C1, Class J, 6 5/8s, 2010	456,000	254,060
Ser. 00-C2, Class J, 6.22s, 2033	1,113,000	795,795
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	3,037,844	2,020,166
IFB Ser. 07-A3, Class 2A2, IO, 3.431s, 2037	12,550,554	909,915
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	2,341,725	2,087,795
Saco I Trust FRB Ser. 05-10, Class 1A1, 3.519s, 2033	975,767	380,549
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.666s, 2036	22,733,729	899,581
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	600,000	438,000
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	757,000	651,020
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	513,000	348,840
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	337,000	235,900
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	9,496,549	5,507,999
FRB Ser. 06-9, Class 1A1, 5.715s, 2036	92,763	57,875
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	1,901,767	1,331,237
Ser. 04-8, Class 1A3, 5.127s, 2034	10,312	7,891
Ser. 05-9, Class AX, IO, 1.409s, 2035	18,754,329	344,517
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 3.609s, 2034	594,447	445,835
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.01s, 2037	42,726,822	2,777,243
Ser. 07-4, Class 1A4, IO, 1s, 2037	45,257,844	957,633
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 2.577s, 2037	11,759,800	573,878
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	6,301,268	549,832
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.903s, 2051	3,570,000	2,770,748
Ser. 07-C30, Class A3, 5.246s, 2043	5,721,000	4,967,229
Ser. 04-C15, Class A4, 4.803s, 2041	3,055,000	2,455,756
Ser. 06-C28, Class XC, IO, 0.38s, 2048	23,327,969	341,988
Ser. 06-C29, IO, 0 3/8s, 2048	97,704,933	1,541,784
Ser. 07-C34, IO, 0.356s, 2046	23,995,374	377,447
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 7.86s, 2018	771,000	616,800
Ser. 03-C3, Class IOI, IO, 0.421s, 2035	15,847,778	425,922
Ser. 07-C31, IO, 0.261s, 2047	91,508,263	987,374
Ser. 06-C27, Class XC, IO, 0.078s, 2045	45,537,629	250,457
Ser. 06-C23, Class XC, IO, 0.055s, 2045	89,962,339	365,247
Ser. 06-C26, Class XC, IO, 0.039s, 2045	34,318,457	65,205
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	222,000	97,258
Ser. 06-SL1, Class X, IO, 0.936s, 2043	7,528,898	235,655
Ser. 07-SL2, Class X, IO, 0.851s, 2049	14,896,985	414,136
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	348,782	282,514
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	840,618	130,296
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	1,305,000	1,149,881
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 4.871s, 2036	2,186,909	1,770,456
Ser. 05-AR2, Class 2A1, 4.549s, 2035	1,183,046	870,903
Ser. 05-AR9, Class 1A2, 4.42s, 2035	1,333,155	559,925
Ser. 04-R, Class 2A1, 4.366s, 2034	1,143,871	923,095
Ser. 05-AR12, Class 2A5, 4.345s, 2035	18,969,000	13,767,345
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	44,983,000	107,575

Total collateralized mortgage obligations (cost $651,752,801)		$619,116,300

CORPORATE BONDS AND NOTES (14.0%)(a)
	Principal amount	Value

Basic materials (0.7%)
ArcelorMittal 144A notes 6 1/8s, 2018 (Luxembourg)	$1,440,000	$992,235
BHP Billton Finance USA, Ltd. company guaranty unsec.
notes 5.4s, 2017 (Australia)	485,000	390,196
BHP Billton Finance USA, Ltd. company guaranty unsec.
notes 5 1/8s, 2012 (Australia)	245,000	235,831
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	310,000	266,600
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	2,825,000	2,866,068
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	2,290,000	1,791,925
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 7.084s, 2015	120,000	85,602
Georgia-Pacific Corp. debs. 9 1/2s, 2011	556,000	475,380
Georgia-Pacific Corp. notes 8 1/8s, 2011	635,000	536,575
International Paper Co. bonds 7.95s, 2018	770,000	623,626
International Paper Co. bonds 7.4s, 2014	225,000	189,864
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	470,000	389,743
Monsanto Co. company guaranty sr. unsec. notes 5 7/8s,

2038		515,000	431,463
Monsanto Co. sr. unsec. unsub. notes 5 1/8s, 2018		355,000	312,233
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		1,085,000	947,499
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013		345,000	299,448
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018		185,000	158,187
Rhodia SA 144A company guaranty unsec. sr. notes
8.068s, 2013 (France)	EUR	265,000	218,877
Sealed Air Corp. 144A notes 5 5/8s, 2013		$210,000	202,481
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		700,000	520,625
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		1,080,000	707,400
Westvaco Corp. unsec. notes 7 1/2s, 2027		12,000	9,702
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		735,000	562,482
			13,214,042

Capital goods (0.7%)
Caterpillar Financial Services Corp. sr. unsec. notes
4.85s, 2012		820,000	761,737
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017		1,505,000	1,313,699
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.45s, 2018		980,000	806,432
Eaton Corp. notes 5.6s, 2018		1,220,000	1,085,628
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018		335,000	285,588
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		595,000	493,850
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		435,000	356,700
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		767,000	715,439
Parker Hannifin Corp. sr. unsec. unsub. notes 6 1/4s,
2038		975,000	811,090
Parker Hannifin Corp. sr. unsec. unsub. notes 5 1/2s,
2018		445,000	390,102
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018		125,000	119,894
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)		4,580,000	4,620,450
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038		430,000	370,886
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		1,310,000	1,183,136
			13,314,631

Communication services (1.2%)
ALLTEL Corp. sr. notes 7s, 2012		600,000	540,000
American Tower Corp. 144A sr. notes 7s, 2017		1,250,000	1,087,500
Ameritech Capital Funding company guaranty 6 1/4s, 2009		200,000	203,416
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		1,139,000	1,059,449
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		185,000	184,609
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		245,000	208,164
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		3,645,000	2,810,240
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013		1,135,000	1,070,346
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		1,800,000	1,592,712
British Telecommunications PLC sr. unsec. notes 5.15s,
2013 (United Kingdom)		1,875,000	1,622,981
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013		65,000	53,463
France Telecom notes 8 1/2s, 2031 (France)		180,000	169,607
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		600,000	347,772
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014		2,655,000	1,433,700
Qwest Corp. sr. notes FRN 6.069s, 2013		135,000	97,875
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)
(S)		2,055,000	1,835,002
Southwestern Bell Telephone debs. 7s, 2027		1,075,000	792,423
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)		350,000	225,491
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)		965,000	661,899
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)		515,000	390,904
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)		60,000	57,425
Telecom Italia Capital SA company guaranty sr. unsec.
notes FRN 5.113s, 2011 (Luxembourg)		465,000	368,179
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)		690,000	532,489
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)		270,000	231,358
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		385,000	324,948
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)		595,000	531,514
Telus Corp. notes 8s, 2011 (Canada)		1,055,000	1,036,820
Verizon Communications, Inc. sr. unsec. unsub. notes
8.95s, 2039		180,000	174,630
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018		110,000	109,294
Verizon New England, Inc. sr. notes 6 1/2s, 2011		2,285,000	2,142,368
Verizon New Jersey, Inc. debs. 8s, 2022		770,000	682,456
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		980,000	851,763

Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	1,550,000	1,160,921
		24,591,718

Conglomerates (0.1%)
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	455,000	397,867
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	680,000	610,304
		1,008,171

Consumer cyclicals (0.6%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	565,000	452,000
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	660,000	448,800
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	565,000	423,514
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009	1,545,000	1,434,173
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011	1,730,000	1,385,336
Federated Department Stores, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	60,000	50,735
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	980,000	980,000
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	175,000	96,146
JC Penney Co., Inc. debs. 7.65s, 2016	110,000	91,815
JC Penney Co., Inc. notes 6 7/8s, 2015	910,000	744,414
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	150,000	115,210
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	330,000	257,588
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	130,000	90,025
Mohawk Industries, Inc. sr. unsec. notes 6 1/8s, 2016	235,000	206,156
Omnicom Group, Inc. sr. notes 5.9s, 2016	635,000	501,026
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	710,000	619,403
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	1,445,000	1,063,121
Target Corp. bonds 6 1/2s, 2037	1,705,000	1,227,211
Vulcan Materials Co. sr. unsec. unsub. notes 5.6s, 2012	875,000	863,645
		11,050,318

Consumer staples (1.6%)
Anheuser-Busch Cos., Inc. sr. unsec. notes 5.6s, 2017	215,000	170,850
Cadbury Schweppes US Finance LLC 144A company guaranty
sr. unsec. notes 5 1/8s, 2013	230,000	205,556
Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,012,273
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	290,000	283,148
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	225,000	183,463
Comcast Corp. unsec. bonds 6.4s, 2038	1,260,000	963,700
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	2,750,000	2,736,630
Cox Communications, Inc. notes 7 1/8s, 2012	745,000	711,542
Cox Communications, Inc. 144A notes 5 7/8s, 2016 (S)	1,155,000	955,651
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	2,485,000	1,739,500
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	1,923,867	1,933,042
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)
(S)	565,000	458,707
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	925,000	795,210
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	395,000	368,284
Diageo PLC company guaranty 8s, 2022	760,000	718,965
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	1,040,000	709,058
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	280,000	228,677
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	455,000	421,566
Kellogg Co. sr. unsub. 5 1/8s, 2012	165,000	158,276
Kraft Foods, Inc. notes 6 1/8s, 2018	765,000	640,073
Kroger Co. company guaranty 6 3/4s, 2012	275,000	268,055
Kroger Co. company guaranty 6.4s, 2017	995,000	865,728
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	467,303
McDonald's Corp. sr. unsec. bond 6.3s, 2037	860,000	754,148
McDonald's Corp. sr. unsec. bond 5.8s, 2017	435,000	410,397
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	160,000	149,399
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,045,000	881,678
News America Holdings, Inc. debs. 7 3/4s, 2045	1,955,000	1,631,958
R. R. Donnelley & Sons Co. sr. unsec. notes 5 5/8s,
2012	165,000	144,194
Reynolds American, Inc. company guaranty 7 1/4s, 2013	695,000	608,151
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	540,000	466,984
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	865,000	830,889
Supervalu, Inc. notes 7 7/8s, 2009	520,000	494,000
TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,170,000	1,881,206
TCI Communications, Inc. debs. 9.8s, 2012	1,870,000	1,891,905
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom) (S)	1,080,000	716,834
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	640,000	529,713
Time Warner Cable, Inc. company guaranty sr. unsec.

6 3/4s, 2018	770,000	663,266
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	151,706
Time Warner, Inc. debs. 9.15s, 2023	340,000	315,618
Time Warner, Inc. debs. 9 1/8s, 2013	2,435,000	2,338,988
Viacom, Inc. sr. notes 5 3/4s, 2011	610,000	545,711
		32,402,002

Energy (0.5%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	575,000	475,664
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	10,000	8,500
ConocoPhillips comp 5.9s, 2038	45,000	33,682
ConocoPhillips company guaranty unsec. sr. notes 5.2s,
2018	20,000	16,527
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	120,000	92,808
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	915,000	679,388
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	55,000	35,475
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019	340,000	275,430
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	645,000	570,207
Forest Oil Corp. sr. notes 8s, 2011	610,000	542,900
Hess Corp. sr. unsec. bonds 7 7/8s, 2029	538,000	458,691
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	225,000	229,143
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	484,250
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	595,000	405,838
Peabody Energy Corp. sr. notes 5 7/8s, 2016	805,000	621,863
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	700,000	544,018
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	1,330,000	1,220,980
Sunoco, Inc. notes 4 7/8s, 2014	590,000	461,887
Tesoro Corp. company guaranty 6 1/2s, 2017	235,000	157,450
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	245,000	173,773
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	280,000	231,315
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	855,000	568,767
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	455,000	354,264
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	225,000	166,743
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	390,000	304,040
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	180,000	150,735
		9,264,338

Financials (4.6%)
AGFC Capital Trust I company guaranty 6s, 2067	620,000	99,200
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	1,305,000	1,179,339
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	1,160,000	967,354
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
4.888s, 2017	545,000	327,000
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	2,075,000	259,375
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	1,745,000	871,139
Amvescap PLC company guaranty 5 5/8s, 2012	520,000	501,905
ANZ National International Ltd. 144A bank guaranty sr.
unsec. note 6.2s, 2013 (New Zealand)	545,000	491,883
Bank of America NA sub. notes 5.3s, 2017	1,315,000	1,108,010
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	600,000	578,962
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 5.323s, 2027	4,140,000	3,039,505
Barclays Bank PLC unsec. FRN 3.313s, 2049 (United
Kingdom)	2,290,000	961,800
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)	280,000	174,748
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	1,715,000	1,692,293
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	370,000	329,765
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	1,325,000	1,247,366
Block Financial Corp. notes 5 1/8s, 2014	205,000	174,431
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.604s, 2012 (Cayman Islands)	2,080,750	2,012,938
Capital One Capital III company guaranty 7.686s, 2036	1,280,000	609,969
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 3.097s, 2009	240,000	226,824
Chubb Corp. (The) sr. notes 6 1/2s, 2038	765,000	583,303
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	3,330,000	616,050
CIT Group, Inc. sr. notes 5.4s, 2013	155,000	81,740
CIT Group, Inc. sr. notes 5s, 2015	170,000	86,462
CIT Group, Inc. sr. notes 5s, 2014	110,000	57,250
Citigroup, Inc. sr. notes 6 1/2s, 2013	1,935,000	1,834,301
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	681,000	584,120
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	1,690,000	1,447,798
Citigroup, Inc. sub. notes 5s, 2014	1,295,000	1,023,650
CNA Financial Corp. unsec. notes 6 1/2s, 2016	1,015,000	758,913
CNA Financial Corp. unsec. notes 6s, 2011	730,000	676,666
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	1,416,000	808,757
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)	575,000	535,831
Deutsche Bank Capital Funding Trust VII 144A FRB

5.628s, 2049	1,145,000	688,835
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	385,000	287,813
Dresdner Funding Trust I 144A bonds 8.151s, 2031	1,250,000	598,230
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	1,445,000	931,580
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	865,000	775,961
Equity One, Inc. notes 5 3/8s, 2015 (R)	695,000	563,714
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	1,120,000	686,932
Fleet Capital Trust V bank guaranty FRN 3.876s, 2028	1,010,000	752,719
Fund American Cos., Inc. notes 5 7/8s, 2013	1,090,000	783,515
GATX Financial Corp. notes 5.8s, 2016	560,000	428,479
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 3.003s, 2016	910,000	696,542
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038	2,890,000	2,061,553
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	1,420,000	918,208
Genworth Financial, Inc. sr. unsec. Ser. MTN, 6.515s,
2018	220,000	106,150
Genworth Life Institutional Funding Trust notes Ser.
MTN, 5 7/8s, 2013	1,315,000	906,913
GMAC, LLC sr. unsec. unsub. notes FRN 4.054s, 2009	1,460,000	1,219,100
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	1,210,000	1,064,800
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	745,000	486,485
Hartford Financial Services Group, Inc. (The) jr. sub.
debs. FRB 8 1/8s, 2068	2,570,000	1,257,325
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	15,000	10,571
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017 (S)	1,180,000	838,116
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	385,000	335,687
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	1,005,000	645,853
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	780,000	692,649
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	530,000	424,905
HRPT Properties Trust notes 6 1/4s, 2016 (R)	525,000	372,805
HSBC Bank USA NA sub. notes 7s, 2039	1,710,000	1,507,633
HSBC Finance Capital Trust IX FRN 5.911s, 2035	3,300,000	1,802,585
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	3,555,000	2,803,125
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	2,560,000	889,600
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013	210,000	136,500
International Lease Finance Corp. sr. unsec. Ser. MTN,
6 5/8s, 2013	75,000	49,125
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	705,000	585,150
JPMorgan Chase & Co. sr. notes 6s, 2018	1,130,000	1,013,703
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	1,996,000	1,457,693
JPMorgan Chase Capital XXV bonds 6.8s, 2037	780,000	561,399
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	2,475,000	1,246,748
Liberty Mutual Insurance 144A notes 7.697s, 2097	2,160,000	1,258,306
Lincoln National Corp. jr. unsec. sub. deb. FRB 7s,
2066	790,000	371,300
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	480,000	309,279
Loews Corp. notes 5 1/4s, 2016	510,000	398,412
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	1,620,000	1,632,722
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	980,000	912,837
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	2,865,000	2,355,606
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.735s,
2011	835,000	706,172
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	4,200,000	2,352,000
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)	1,410,000	1,336,868
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	472,641
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	650,000	587,176
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	1,130,000	1,021,476
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	375,000	210,015
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	505,000	80,800
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,240,000	1,322,362
Pacific Life Global Funding 144A notes 5.15s, 2013	1,525,000	1,547,823
Protective Life Secured Trusts sr. sec. notes 5.45s,
2012	840,000	750,576
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	65,000	35,701
Prudential Holdings LLC 144A bonds 8.695s, 2023	1,510,000	1,301,152
Regency Centers LP sr. unsec. 5 7/8s, 2017	650,000	495,186
Rouse Co. (The) notes 7.2s, 2012 (R)	645,000	225,750
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	695,000	236,300
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	700,000	343,000
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R')	1,675,000	1,129,512
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	371,000	275,542
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	1,345,000	1,052,652
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	730,000	649,396
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 3.819s, 2037	925,000	592,299

Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049 (United Kingdom)	850,000	416,931
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	730,000	538,327
Unitrin, Inc. sr. notes 6s, 2017	740,000	616,624
Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	693,000	547,942
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	2,310,000	1,860,668
Wells Fargo & Co. sr. notes 4 3/8s, 2013	2,120,000	1,957,298
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	435,000	426,300
Westfield Group sr. notes 5.7s, 2016 (Australia)	875,000	649,452
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	1,010,000	664,681
Willis Group North America, Inc. company guaranty
6.2s, 2017	605,000	440,876
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	2,130,000	1,150,200
		89,769,508

Health care (0.4%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	2,535,000	1,800,968
AmerisourceBergen Corp. company guaranty sr. unsec.
notes 5 5/8s, 2012	20,000	18,089
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	1,805,000	1,666,042
Cardinal Health, Inc. sr. unsec. unsub. notes 5 1/2s,
2013	330,000	286,911
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6.55s, 2037 (Luxembourg)	505,000	399,213
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6s, 2017 (Luxembourg)	585,000	510,108
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018	1,840,000	1,630,625
Hospira, Inc. sr. notes 5.55s, 2012	785,000	712,988
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	180,000	109,910
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	755,000	666,859
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	470,000	385,400
		8,187,113

Technology (0.5%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	760,000	595,201
Avnet, Inc. notes 6s, 2015	765,000	593,590
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013	65,000	55,370
Expedia, Inc. sr. unsec. notes company guaranty
7.456s, 2018	100,000	76,750
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	760,000	580,686
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	760,000	669,250
IBM Corp. sr. unsec. notes 5.7s, 2017	320,000	293,474
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	2,200,000	2,176,508
Motorola, Inc. sr. notes 8s, 2011	205,000	183,826
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	1,040,000	608,823
Motorola, Inc. sr. unsec. notes 6s, 2017	530,000	363,523
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)	180,000	149,840
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	1,150,000	1,082,150
Xerox Corp. sr. notes 6.4s, 2016	1,030,000	731,369
Xerox Corp. sr. unsec. notes 6.35s, 2018	960,000	703,488
Xerox Corp. sr. unsec. notes 5 1/2s, 2012	665,000	516,835
		9,380,683

Transportation (0.4%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	66,000
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	525,000	417,375
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	625,000	543,713
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	2,895,000	2,893,553
Delta Air Lines, Inc. pass-through certificates
6.821s, 2022	864,816	562,130
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,483,335	1,112,501
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	330,000	272,583
Southwest Airlines Co. pass-through certificates
6.15s, 2022 (S)	831,398	666,043
Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012	55,000	52,561
Union Pacific Corp. sr. unsec. notes 7 7/8s, 2019	745,000	732,658
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	750,000	635,644
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	589,794
United AirLines, Inc. pass-through certificates
6.636s, 2022	680,293	408,176
		8,952,731

Utilities and power (2.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	905,000	830,738
American Water Capital Corp. sr. unsec. bonds 6.593s,
2037	455,000	301,326
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	510,000	394,218
Appalachian Power Co. sr. notes 5.8s, 2035	510,000	329,147
Arizona Public Services Co. notes 6 1/2s, 2012	1,040,000	957,708
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	905,000	720,099
Beaver Valley II Funding debs. 9s, 2017	1,327,000	1,409,659
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	1,950,000	1,562,037
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	2,390,000	2,344,631
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	110,000	91,655
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,060,000	996,601
CMS Energy Corp. unsub. notes 6.55s, 2017	50,000	38,375
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	275,000	230,486
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	1,145,000	798,275
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	500,000	352,180
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	495,000	406,135
Consolidated Natural Gas Co. sr. notes 5s, 2014	530,000	441,535
Consumers Energy Co. 1st mtge. sec. bonds 5.65s, 2018	1,805,000	1,403,191
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	826,000	800,118
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	3,085,000	1,604,200
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	10,000	8,311
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
A, 5.6s, 2016	1,050,000	865,584
Duke Energy Carolinas LLC 1st mtge. sec. bond 6.05s,
2038 (S)	630,000	471,114
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	1,675,000	1,458,642
Duke Energy Indiana, Inc. 1st mtge. sec. bond 6.35s,
2038 (S)	995,000	842,143
E.ON International Finance BV 144A notes 5.8s, 2018
(Netherlands)	2,500,000	2,134,235
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	985,000	785,072
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	862,000	811,994
Florida Power Corp. 1st mtge. 6.35s, 2037	1,040,000	909,657
Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	1,810,000	1,592,311
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	515,000	507,463
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	775,000	766,142
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	170,000	141,950
ITC Holdings Corp. 144A notes 5 7/8s, 2016	1,090,000	960,038
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	319,704
Kansas Gas & Electric bonds 5.647s, 2021	369,671	306,158
Kinder Morgan, Inc. notes 6s, 2017	545,000	429,175
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	558,000	488,250
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	2,345,000	1,726,131
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	380,000	293,469
National Fuel Gas Co. notes 5 1/4s, 2013	545,000	509,510
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	525,000	454,290
Northwestern Corp. sec. notes 5 7/8s, 2014	1,090,000	928,914
Oncor Electric Delivery Co. debs. 7s, 2022	292,000	233,422
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	281,169
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	775,000	563,682
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	520,000	423,541
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	1,085,000	884,523
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	710,773	739,793
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	640,000	527,342
Public Service Co. of Colorado 1st mtge. sec. bond
6 1/2s, 2038	790,000	682,494
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	375,000	376,010
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	1,185,000	989,475
Rockies Express Pipeline, LLC 144A sr. notes 7 1/2s,
2038	3,285,000	2,455,762
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	1,000,000	757,184
Southern California Edison Co. notes 6.65s, 2029	1,030,000	863,472
Southern Natural Gas. Co. 144A notes 5.9s, 2017	460,000	355,090
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	1,080,000	868,512
Spectra Energy Capital, LLC sr. notes 8s, 2019	780,000	658,638
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	330,000	291,806
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	1,070,000	1,056,821
TEPPCO Partners LP company guaranty FRB 7s, 2067	595,000	409,625
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	665,000	615,798
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)
(S)	2,175,000	1,885,906
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	520,000	360,964
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)	285,000	239,935

Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	960,000	824,378
West Penn Power Co. 1st mtge. 5.95s, 2017	995,000	810,586
Westar Energy, Inc. 1st mtge. 5.15s, 2017	75,000	62,235
Westar Energy, Inc. 1st mtge. 5.1s, 2020	800,000	616,480
		52,557,214

Total corporate bonds and notes (cost $347,565,571)		$273,692,469

ASSET-BACKED SECURITIES (6.7%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.949s, 2035	330,147	$99,044
FRB Ser. 05-4, Class A2C, 3.469s, 2035	302,000	270,290
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 3.409s, 2036	759,000	383,295
FRB Ser. 06-HE3, Class A2C, 3.409s, 2036	1,021,000	560,357
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	467,551	402,093
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 5.328s, 2013	210,000	71,990
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	59,595	6
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
3.617s, 2029	2,135,059	926,648
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.06s, 2012	431,181	407,352
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 5.759s, 2036	902,000	48,077
FRB Ser. 03-8, Class M2, 5.009s, 2033	473,243	70,986
AMP CMBS 144A FRB Ser. 06-1A, Class A, 3.569s, 2047
(Cayman Islands)	1,910,000	738,941
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	825,721
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	631,973
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 5.529s, 2033	53,237	3,727
FRB Ser. 06-W4, Class A2C, 3.419s, 2036	1,813,000	997,150
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 4.259s, 2033	487,608	170,663
FRB Ser. 05-WMC1, Class M1, 3.699s, 2035	564,000	400,440
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.759s, 2035	352,541	5,411
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 3.449s, 2036	342,712	255,702
FRB Ser. 06-HE4, Class A5, 3.419s, 2036	1,328,945	1,016,643
FRB Ser. 06-HE7, Class A4, 3.399s, 2036	529,000	253,656
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 4.978s, 2033	830,173	390,181
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	732,000	698,264
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	420,000	394,997
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 4.24s, 2039	3,693,677	2,721,778
FRB Ser. 04-D, Class A, 3.63s, 2044	1,007,147	849,938
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 7.04s, 2039	175,410	120,846
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 4.609s, 2038	642,267	464,038
FRB Ser. 03-SSRA, Class A, 3.959s, 2038	541,706	436,048
FRB Ser. 04-SSRA, Class A1, 3.859s, 2039	717,898	502,529
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 5.259s, 2035	651,735	13,035
FRB Ser. 06-PC1, Class M9, 5.009s, 2035	414,000	4,140
FRB Ser. 05-HE1, Class M3, 4.189s, 2035	489,000	122,250
FRB Ser. 03-3, Class A2, 3.849s, 2043	1,802,359	1,559,455
FRB Ser. 03-1, Class A1, 3.759s, 2042	426,264	347,356
FRB Ser. 05-3, Class A1, 3.709s, 2035	365,411	327,443
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 5.509s, 2036	238,719	1,639
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	500,000	421,738
Ser. 05-1, Class D, 6 1/2s, 2011	1,442,000	1,273,466
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 3.679s, 2035	324,987	203,551
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	5,293,772	548,943
Ser. 00-4, Class A6, 8.31s, 2032	7,634,354	4,432,193
Ser. 00-5, Class A6, 7.96s, 2032	3,182,539	1,959,998
Ser. 02-1, Class M1F, 7.954s, 2033	1,004,000	889,421
Ser. 01-4, Class A4, 7.36s, 2033	4,421,983	3,114,416
Ser. 00-6, Class A5, 7.27s, 2031	910,968	591,689
Ser. 01-1, Class A5, 6.99s, 2032	5,974,355	3,756,233
Ser. 01-3, Class A4, 6.91s, 2033	6,584,411	4,455,987
Ser. 02-1, Class A, 6.681s, 2033	4,542,625	3,715,649
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.779s, 2035	332,000	199,200
FRB Ser. 04-6, Class 2A5, 3.649s, 2034	888,046	710,437
FRB Ser. 05-14, Class 3A2, 3.499s, 2036	180,253	156,820
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	359,000	216,298
Ser. 06-MH1, Class M1, 6 1/4s, 2036	485,000	385,575
Ser. 06-MH1, Class M2, 6 1/4s, 2036	214,000	161,035
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038

(Cayman Islands)	1,617,000	808,500
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	152,004	10,640
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	373,000	270,332
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.929s, 2035	201,000	10,050
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.799s, 2035	700,000	645,445
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.409s, 2036	1,203,000	692,687
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	244,222	227,934
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 3.86s,
2038 (Cayman Islands)	616,000	36,960
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
3.319s, 2015 (Cayman Islands)	2,000,000	1,877,800
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 3.589s, 2036	1,688,000	1,164,720
FRB Ser. 06-2, Class 2A3, 3.429s, 2036	3,141,000	2,135,880
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 5.259s,
2037 (Cayman Islands) (F)	308,000	252,656
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 4.559s, 2019	1,680,000	974,400
Ser. 04-1A, Class B, 4.057s, 2018	50,089	43,077
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	1,962,000	1,880,916
GEBL 144A
Ser. 04-2, Class D, 7.31s, 2032	554,012	127,423
Ser. 04-2, Class C, 5.41s, 2032	207,586	122,995
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	512,386	265,332
Ser. 99-5, Class A5, 7.86s, 2030	14,258,633	8,796,793
Ser. 97-2, Class A7, 7.62s, 2028	290,127	297,864
Ser. 97-4, Class A7, 7.36s, 2029	448,006	453,763
Ser. 95-8, Class B1, 7.3s, 2026	362,579	301,935
Ser. 96-10, Class M1, 7.24s, 2028	972,000	530,972
Ser. 97-3, Class A5, 7.14s, 2028	389,274	373,389
Ser. 98-4, Class A7, 6.87s, 2030	277,839	261,462
Ser. 97-7, Class A8, 6.86s, 2029	282,324	281,303
Ser. 99-3, Class A6, 6 1/2s, 2031	31,379	31,371
Ser. 98-6, Class A7, 6.45s, 2030	314,058	311,735
Ser. 99-2, Class A7, 6.44s, 2030	1,066,406	677,386
Ser. 99-1, Class A6, 6.37s, 2025	1,023,000	1,004,864
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	10,316,471	6,476,319
Ser. 99-5, Class M1A, 8.3s, 2026	488,000	264,520
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)	1,156,849	1,058,510
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.409s, 2036	4,677,000	2,938,185
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.809s, 2030 (Cayman Islands)	1,141,000	498,389
FRB Ser. 05-1A, Class D, 4.789s, 2030 (Cayman Islands)	502,743	367,002
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.303s, 2036 (Cayman Islands)	1,397,537	559,015
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.589s, 2036	848,000	496,080
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 5.509s, 2035	645,000	32,250
FRB Ser. 06-FRE1, Class A4, 3.549s, 2035	716,000	381,270
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	13,352,700	140,978
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	11,552,246	7,740,005
IFB Ser. 07-3, Class 4B, IO, 3.483s, 2037	4,329,885	301,865
FRB Ser. 07-6, Class 2A1, 3.469s, 2037	8,236,584	4,403,956
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 6.528s, 2036 (Cayman
Islands)	2,585,000	646,250
FRB Ser. 02-1A, Class FFL, 6.025s, 2037 (Cayman
Islands)	5,220,000	2,088,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	5,039,044	3,275,379
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.879s, 2035 (F)	558,000	151,218
FRB Ser. 06-4, Class 2A4, 3.519s, 2036	813,000	389,461
FRB Ser. 06-1, Class 2A3, 3.449s, 2036	1,433,000	802,480
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 6.509s, 2032	4,059,503	2,041,987
FRB Ser. 02-A, Class M2, 5.509s, 2032	278,000	131,602
Ser. 02-A IO, 0.3s, 2032	118,287,997	1,136,275
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	80,083	78,625
Ser. 04-2A, Class D, 5.389s, 2026	75,421	73,951
FRB Ser. 02-1A, Class A1, 4.978s, 2024	625,626	560,170
Ser. 04-2A, Class C, 4.741s, 2026	69,388	68,485
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 3.409s, 2036	424,000	287,252
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	328,299	248,855
Ser. 10, Class B, 7.54s, 2036	599,219	467,605
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 3.939s, 2035 (F)	349,000	45,386

FRB Ser. 05-HE1, Class M3, 3.779s, 2034 (F)		349,000	111,729
FRB Ser. 06-NC4, Class M2, 3.559s, 2036 (F)		489,000	24,682
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 5.24s, 2039 (Cayman Islands)		544,000	435,200
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
3.294s, 2015 (Cayman Islands)		329,733	314,401
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		210,960	189,127
Ser. 04-B, Class C, 3.93s, 2012		117,709	99,058
New Century Home Equity Loan Trust
FRB Ser. 03-4, Class M3, 5.309s, 2033 (F)		29,481	885
Ser. 03-5, Class AI7, 5.15s, 2033		1,544,417	1,351,365
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 3.419s, 2036		1,010,000	757,500
FRB Ser. 06-2, Class A2C, 3.409s, 2036		1,010,000	722,080
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022		51,951	51,945
Ser. 01-D, Class A3, 5.9s, 2022		147,405	78,735
Ser. 02-C, Class A1, 5.41s, 2032		3,438,756	2,267,206
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		493,864	320,863
Ser. 01-B, Class A3, 6.535s, 2023		142,968	90,141
Ocean Star PLC 144A FRB Ser. 05-A, Class D, 4.304s,
2012 (Ireland)		696,000	459,778
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.759s, 2035		216,000	5,940
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		65,694	63,150
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 4.089s, 2036 (F)		227,000	11,438
FRB Ser. 04-WHQ2, Class A3A, 3.609s, 2035		136,168	120,509
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.759s, 2034 (F)		144,690	3,551
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.389s, 2036		1,587,000	888,720
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.816s, 2011 (United Kingdom)		657,000	569,948
FRB Ser. 04-2A, Class C, 3.699s, 2011 (United Kingdom)		912,000	746,198
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 3.449s, 2036		1,353,718	1,111,687
FRB Ser. 07-RZ1, Class A2, 3.419s, 2037		1,562,000	1,201,383
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 3.989s, 2035 (F)		793,000	253,877
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 6.009s, 2035 (F)		750,936	77
Ser. 04-NT, Class Note, 4 1/2s, 2034 (In default) (NON)		76,375	1,528
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (Cayman Islands) (In default)
(NON)		214,965	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.909s, 2035 (F)		349,000	62,938
FRB Ser. 07-NC2, Class A2B, 3.399s, 2037		1,468,000	807,400
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 3.469s, 2036		1,718,000	652,840
FRB Ser. 06-FRE1, Class A2B, 3.439s, 2036		807,000	516,480
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.429s, 2036		814,000	496,540
FRB Ser. 06-3, Class A3, 3.419s, 2036		4,702,000	3,799,484
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 5.759s, 2035		466,000	9,320
South Coast Funding 144A FRB Ser. 3A, Class A2,
4.003s, 2038 (Cayman Islands)		470,000	2,350
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.519s, 2036		814,000	157,822
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
4.919s, 2015 (F)		5,185,241	2,419,952
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		2,553,564	234,673
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		1,698,000	660,165
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
3.579s, 2037		359,000	183,073
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 4.435s, 2044 (United Kingdom)		591,276	468,672

Total asset-backed securities (cost $202,897,011)			$130,433,070

PURCHASED OPTIONS OUTSTANDING (2.2%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	$117,731,000	$8,389,511
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	117,731,000	8,389,511
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	117,731,000	2,832,608
Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	117,731,000	2,832,608
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	81,840,000	4,577,311
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	54,984,000	3,956,099
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	54,984,000	3,922,009
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	43,245,000	3,275,376
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	81,840,000	3,195,034
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	54,984,000	673,554
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	54,984,000	663,657
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	43,245,000	504,669

Total purchased options outstanding (cost $33,386,248)			$43,211,947

SENIOR LOANS (1.1%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
6.313s, 2013		$412,848	$264,223
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.689s, 2013		595,437	492,228
NewPage Holding Corp. bank term loan FRN 7s, 2014		619,320	497,889
			1,254,340

Capital goods (0.1%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012		463,762	439,994
Allied Waste Industries, Inc. bank term loan FRN
5.44s, 2012		648,955	615,696
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.562s, 2014		33,423	21,271
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014		570,635	363,169
Polypore, Inc. bank term loan FRN Ser. B, 6.03s, 2014		619,296	476,858
Sequa Corp. bank term loan FRN 6.933s, 2014		857,142	629,999
Wesco Aircraft Hardware Corp. bank term loan FRN
5.96s, 2013		624,000	486,720
			3,033,707

Communication services (0.2%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.262s, 2013		619,249	522,380
Crown Castle International Corp. bank term loan FRN
5.376s, 2014		309,642	232,851
Intelsat Corp. bank term loan FRN Ser. B2, 6.65s, 2011		206,399	168,953
Intelsat Corp. bank term loan FRN Ser. B2-A, 6.65s,
2013		206,462	169,004
Intelsat Corp. bank term loan FRN Ser. B2-C, 6.65s,
2013		206,399	168,953
Level 3 Communications, Inc. bank term loan FRN 7s,
2014		624,000	460,980
MetroPCS Wireless, Inc. bank term loan FRN 5.402s, 2013		619,261	509,497
PAETEC Holding Corp. bank term loan FRN Ser. B1,
6.204s, 2013		606,936	388,439
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.71s, 2013		619,273	501,611
West Corp. bank term loan FRN 5.512s, 2013		620,848	394,239
			3,516,907

Consumer cyclicals (0.2%)
Allison Transmission bank term loan FRN Ser. B,
5.669s, 2014		609,219	412,311
Aramark Corp. bank term loan FRN 3.762s, 2014		37,275	31,040
Aramark Corp. bank term loan FRN Ser. B, 5.637s, 2014		586,725	488,596
Dana Corp. bank term loan FRN 7.279s, 2015		619,320	412,880
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011		490,220	393,402
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.78s, 2010		624,000	436,800
Harrah's Operating Co., Inc. bank term loan FRN Ser.

B2, 6.536s, 2015		620,880	423,492
Lear Corp bank term loan FRN 5.748s, 2013		622,111	397,529
National Bedding Co. bank term loan FRN 5.353s, 2011		287,803	187,072
Navistar Financial Corp. bank term loan FRN 5.695s,
2012		166,400	113,984
Navistar International Corp. bank term loan FRN
6.191s, 2012		457,600	313,456
Yankee Candle Co., Inc. bank term loan FRN 5.762s, 2014		370,000	246,050
			3,856,612

Consumer staples (0.3%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.345s, 2013		624,000	486,720
Cablevision Systems Corp. bank term loan FRN 4.569s,
2013		619,237	532,986
Charter Communications, Inc. bank term loan FRN 4.8s,
2014		619,320	461,780
Cinemark USA, Inc. bank term loan FRN 4.641s, 2013		621,685	470,150
DirecTV Holdings, LLC bank term loan FRN 5.601s, 2013		1,346,625	1,220,379
Idearc, Inc. bank term loan FRN Ser. B, 5.767s, 2014		619,273	261,127
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 6.763s, 2014		619,296	442,178
Spectrum Brands, Inc. bank term loan FRN 3.57s, 2013		39,838	26,841
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.274s, 2013		579,741	390,600
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014		450,000	369,000
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.061s, 2014		624,000	334,464
VNU Group BV bank term loan FRN Ser. B, 4.803s, 2013
(Netherlands)		619,264	446,179
			5,442,404

Financials (--%)
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 6.204s, 2014		837,900	762,489

Health care (0.1%)
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014		591,393	411,757
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		39,891	31,713
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.704s, 2014		431,235	342,832
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 5.704s, 2014		149,217	118,627
Sun Healthcare Group, Inc. bank term loan FRN 2.701s,
2014		104,035	72,825
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
5.235s, 2014		312,102	218,472
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
5.422s, 2014		62,980	44,086
			1,240,312

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 6.053s,
2014		617,323	450,878
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 5.47s, 2013		409,871	275,297
SunGard Data Systems, Inc. bank term loan FRN 4.553s,
2014		619,273	472,195
Travelport bank term loan FRN Ser. B, 6.012s, 2013		249,280	150,280
Travelport bank term loan FRN Ser. DD, 5.954s, 2013		371,895	217,559
			1,566,209

Transportation (--%)
Ceva Group PLC bank term loan FRN 9.458s, 2015
(Netherlands) (F)		165,000	63,443

Utilities and power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.659s, 2014		619,308	482,802
NRG Energy, Inc. bank term loan FRN 5.412s, 2014		197,099	170,381
NRG Energy, Inc. bank term loan FRN 5.262s, 2014		401,187	346,804
			999,987

Total senior loans (cost $26,535,704)			$21,736,410

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
		Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.		103,890	$3,098,000
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.		75,800	3,639,310

Total convertible preferred stocks (cost $11,156,004)			$6,737,310

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Rating(RAT)	Principal amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev.
Bonds, Ser. B, 6.899s, 12/1/40	Aa3	$945,000	$854,771
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	980,000	782,706

Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3	1,440,000	937,454

Total municipal bonds and notes (cost $3,364,896)			$2,574,931

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $4,519,000)
		Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036		$4,519,000	$1,254,023

SHORT-TERM INVESTMENTS (6.7%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.13% to 2.68% and
due dates ranging from November 3, 2008 to
November 10, 2008 (d)		$75,527,177	$75,509,515
U.S. Treasury Bills for effective yields ranging from
0.0995% to 0.2295%, maturity date December 4, 2008
(SEG)		20,620,000	20,617,926
U.S. Treasury Bills for an effective yield of 0.2195%,
maturity date November 13, 2008 (SEG)		2,300,000	2,299,832
Federated Prime Obligations Fund		32,230,481	32,230,481

Total short-term investments (cost $130,657,754)			$130,657,754

TOTAL INVESTMENTS

Total investments (cost $4,415,892,060) (b)			$3,896,087,810

FORWARD CURRENCY CONTRACTS TO SELL at 10/31/08 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$316,992	$358,590	12/17/08	$41,598

Total				$41,598

FUTURES CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	1722	$420,835,275	Dec-08	$2,747,281
Euro-Dollar 90 day (Short)	483	117,827,850	Jun-09	(387,264)
Euro-Dollar 90 day (Short)	1442	351,072,925	Sep-09	(1,337,160)
Euro-Dollar 90 day (Short)	1347	327,186,300	Dec-09	(1,211,214)
Euro-Dollar 90 day (Short)	81	19,654,650	Mar-10	(149,733)
S&P 500 Index E-Mini (Long)	4435	214,487,688	Dec-08	(64,596,706)
U.S. Treasury Bond 20 yr (Long)	168	19,005,000	Dec-08	(483,493)
U.S. Treasury Note 2 yr (Short)	3154	677,567,906	Dec-08	(7,625,000)
U.S. Treasury Note 5 yr (Long)	128	14,497,000	Dec-08	76,859
U.S. Treasury Note 5 yr (Short)	2636	298,547,594	Dec-08	(4,242,298)
U.S. Treasury Note 10 yr (Short)	118	13,343,219	Dec-08	371,097

Total				$(76,837,631)

WRITTEN OPTIONS OUTSTANDING at 10/31/08 (premiums received $31,903,709) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$92,650,000	Dec-08/5.00	$4,482,407

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	92,650,000	Dec-08/5.00	603,152

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	111,851,000	Feb-10/5.215	7,178,597

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	71,681,000	Feb-10/5.22	4,614,106

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	71,681,000	Feb-10/5.08	4,165,383

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	111,851,000	Feb-10/5.215	3,714,572

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	71,681,000	Feb-10/5.08	2,713,126

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	71,681,000	Feb-10/5.22	2,393,429

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	20,548,000	May-12/5.51	1,590,415

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	20,548,000	May-12/5.51	944,385

Total			$32,399,572

TBA SALE COMMITMENTS OUTSTANDING at 10/31/08 (proceeds receivable $816,849,258) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, November 1, 2038	$71,000,000	11-13-08	$70,944,535
FNMA, 5 1/2s, November 1, 2038	622,000,000	11-13-08	607,519,094
FNMA, 5s, November 1, 2038	138,000,000	11-13-08	130,776,555

Total			$809,240,184

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$34,964,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$611,033

14,800,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(347,413)

39,950,000	--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	426,390

437,762,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	4,608,131

1,007,000	--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	16,017

986,640,000	--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	3,175,660

46,930,000	146,490	10/1/18	3 month USD-LIBOR-BBA	4.30%	(467,820)

170,477,000	960,746	10/14/18	3 month USD-LIBOR-BBA	4.30%	(1,800,034)

200,780,000	501,348	10/14/38	4.25%	3 month USD-LIBOR-BBA	8,485,978

84,099,000	31,743	10/20/18	3 month USD-LIBOR-BBA	4.60%	762,120

311,159,000	(282,859)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(282,997)

35,934,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(2,839,163)

Bear Stearns Bank plc
63,600,000	--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(3,396,910)

Citibank, N.A.
65,000,000	--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(2,471,984)

92,192,000	--	8/26/10	3 month USD-LIBOR-BBA	3.34125%	1,181,156

65,205,000	--	9/8/18	3 month USD-LIBOR-BBA	4.3152%	(563,343)

99,810,000	--	9/10/10	3 month USD-LIBOR-BBA	3.1825%	959,146

82,939,000	--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(780,208)

3,692,000	--	9/16/18	3 month USD-LIBOR-BBA	4.355%	(21,111)

317,224,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	(4,312,848)

189,783,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	178,071

480,165,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	2,087,837

10,114,000	--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(397,007)

90,203,000	--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(6,222,165)

41,870,000	--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(2,197,707)

9,733,000	--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(705,651)

Credit Suisse International
6,183,900	--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(54,338)

135,640,000	--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	983,916

197,328,000	--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	836,939

88,743,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	983,889

144,979,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	(184,526)

160,142,000	(112,348)	10/31/13	3 month USD-LIBOR-BBA	3.80%	(647,133)

84,619,000	80,443	10/31/18	4.35%	3 month USD-LIBOR-BBA	863,522

118,329,000	--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(5,364,232)

Deutsche Bank AG
8,000,000	--	7/10/13	3 month USD-LIBOR-BBA	4.149%	191,026

82,582,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	1,035,922

49,357,000	--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(364,118)

661,444,000	--	10/24/10	3 month USD-LIBOR-BBA	2.604%	(2,474,205)

11,100,000	--	11/7/17	3 month USD-LIBOR-BBA	5.056%	741,635

Goldman Sachs International
25,439,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(2,407,862)

13,650,000	--	4/2/18	4.076%	3 month USD-LIBOR-BBA	391,122

69,773,000	--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(185,928)

43,068,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	75,353

59,528,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(1,298,244)

71,732,000	--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(6,218,913)

376,000	--	4/11/12	3.1825%	3 month USD-LIBOR-BBA	4,027

43,090,000	(47,116)	10/24/13	3.50%	3 month USD-LIBOR-BBA	691,291

161,722,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(2,994,867)

158,394,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(2,878,151)

159,007,000	74,929	10/24/10	3 month USD-LIBOR-BBA	2.60%	(660,376)

166,245,000	--	10/30/18	3 month USD-LIBOR-BBA	4.32125%	(1,958,776)

134,046,000	--	10/30/18	3 month USD-LIBOR-BBA	4.33%	(1,484,187)

4,968,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(513,202)

205,784,000	--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(24,035,057)

JPMorgan Chase Bank, N.A.
5,125,000	--	2/15/13	3 month USD-LIBOR-BBA	3.585%	(4,396)

57,486,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(3,871,060)

306,762,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	1,541,279

63,909,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(297,745)

50,608,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	239,825

15,899,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(1,435,609)

113,217,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(10,734,530)

230,165,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	(199,229)

111,087,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(2,416,435)

157,185,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(3,517,626)

55,034,000	--	3/25/10	3 month USD-LIBOR-BBA	2.325%	(249,054)

92,513,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(469,719)

154,761,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(1,041,569)

58,275,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,023,775

60,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(2,671,498)

35,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	1,496,030

103,000,000	--	7/10/13	3 month USD-LIBOR-BBA	4.176%	2,587,513

134,430,000	--	7/16/10	3 month USD-LIBOR-BBA	3.384%	2,321,606

59,604,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,320,009

220,611,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	4,938,906

161,308,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(2,990,807)

36,282,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	4,153,660

37,105,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(531,519)

65,346,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	5,696,486

89,553,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	6,206,098

58,390,000	--	10/23/13	3 month USD-LIBOR-BBA	3.535%	(941,999)

481,000	(2,284)	11/4/13	3 month USD-LIBOR-BBA	3.85%	--

24,473,000	73,803	11/4/18	4.45%	3 month USD-LIBOR-BBA	--

2,085,000	9,901	11/4/13	3.85%	3 month USD-LIBOR-BBA	--

108,912,400	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	2,185,562

30,314,000	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(1,754,861)

1,775,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(73,676)

6,980,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	467,326

87,779,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(2,979,817)

9,733,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(737,753)

81,200,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	7,093,486

72,119,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	216,069

167,546,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(506,315)

Merrill Lynch Capital Services, Inc.
10,114,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(392,848)

223,165,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(4,448,283)

74,426,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,608,398

UBS AG
1,793,207,000	--	10/29/10	2.75%	3 month USD-LIBOR-BBA	1,613,015

300,359,000	--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	(9,224,022)

Total					$(58,021,622)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
				Ford Credit Auto Owner Trust
$ 3,843,000		9/15/11	678 bp (1 month USD-LIBOR-BBA)	Series 2005-B Class D	(381,013)
18,240,000	(F)	11/28/08	Banc of America Securities AAA 10	The spread return of Banc of	(1,774,278)
			year Index multiplied by the modified	America Securities CMBS AAA
			duration factor plus 20 bp	10 year Index

Total					$(2,155,291)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	$3,986	$5,796,783	(F)	10/12/52	(134 bp)	$3,386,203

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	--	330,000		12/20/12	95 bp	(109,509)

International Lease
Finance Corp., 4.15%,
1/20/15	(7,500)	75,000		12/20/13	(500 bp)	26

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	1,620,000		3/20/12	(95 bp)	(20,065)

Mattel, Inc., 7 1/4%,
7/9/12	--	330,000		3/20/13	(157.2 bp)	(1,817)

Meadwestvaco Corp.,
6.85%, 4/1/12	--	155,000		3/20/18	(177 bp)	3,133

MetLife Inc., 5%,
6/15/15	--	1,240,000		12/20/13	(384 bp)	41,833

Motorola, Inc., 6.5%,
9/1/25	--	205,000		11/20/11	(240 bp)	4,926

Ryder System Inc.,
6.95%, 12/1/25	--	330,000		3/20/13	(135 bp)	16,107

Sealed Air Corp.,
5 5/8%, 7/15/13	--	210,000		9/20/13	(169 bp)	5,515

Spectra Energy Capital,
6 1/4%, 2/15/13	--	330,000		9/20/14	(115 bp)	10,257

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--	560,000		3/20/16	(100 bp)	53,087

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	730,000		3/20/13	(43 bp)	23,271

Conagra Foods Inc., 7%,
10/1/28	--	3,025,000		9/20/10	(27 bp)	5,566

DJ ABX HE PEN AAA
Series 6 Version 1 Index	493,295	2,587,217		5/25/46	11 bp	27,636

DJ ABX HE AAA Series 6
Version 1 Index	303,541	2,797,853		7/25/45	18 bp	(11,147)

DJ ABX HE AAA Series 6
Version 1 Index	308,288	2,787,696		7/25/45	18 bp	(3,083)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	454,588	2,761,189		5/25/46	11 bp	(47,557)

DJ CDX NA HY Series 9
Index, 35-100% tranche	--	129,967,213	(F)	12/20/12	112 bp	(10,463,083)

Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	--	165,000		3/20/12	(102 bp)	6,362

International Lease
Finance Corp., 4.15%,
1/20/15	--	210,000		6/20/13	(222.5 bp)	40,173

Lexmark International,
Inc., 5.9%, 6/1/13	--	80,000		6/20/13	108.5 bp	7,037

Macy's Retail Holdings,
Inc., 6 5/8%, 4/1/11	--	60,000		6/20/11	(162 bp)	5,137

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	980,000		9/20/14	(105 bp)	(17,970)

Mohawk Industries,
Inc., 7.2%, 4/15/12	--	235,000		3/20/16	(140 bp)	25,447

Motorola, Inc., 6.5%,
9/1/25	--	820,000		3/20/13	(79 bp)	83,133

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	--	160,000		6/20/13	(85 bp)	4,438

Qwest Capital Funding,
7 3/4%, 2/15/31	--	135,000		6/20/13	(263 bp)	10,873

Rexam PLC, 4 3/8%,
3/15/13	--	2,800,000		6/20/13	(145 bp)	203,025

Sara Lee Corp., 6 1/8%,
11/1/32	--	865,000		9/20/11	(43 bp)	4,093

Lighthouse
International Co., SA,
8%, 4/30/14	--	55,000		3/20/13	815 bp	(8,522)

Telecom Italia SPA.
5 3/8%, 1/29/19	--	445,000		9/20/11	(218 bp)	20,259

Credit Suisse International
DJ ABX HE PEN AAA
Series 6 Version 2 Index	856,494	4,373,895		5/25/46	11 bp	69,260

DJ ABX NA HE AAA Index	27,584	222,474		7/25/45	18 bp	2,562

DJ ABX NA HE AAA Index	25,286	222,474		7/25/45	18 bp	263

DJ ABX HE AAA Series 7
Version 2 Index	1,736,595	3,129,000		1/25/38	76 bp	(86,048)

DJ CDX NA HY Series 10
Index	177,450	1,690,000		6/20/13	500 bp	(81,586)

DJ CDX NA HY Series 10
Index	1,232,500	11,600,000		6/20/13	500 bp	(545,156)

DJ CDX NA HY Series 10
Index	(6,375)	60,000		6/20/13	(500 bp)	2,820

DJ CDX NA IG Series 11

Index	(7,017,094)	228,156,750		12/20/13	(150 bp)	(2,490,844)

DJ CDX NA IG Series 11
Index	(31,689)	1,340,000		12/20/13	(150 bp)	(3,989)

DJ CMB NA CMBX AAA Index	6,576,591	39,512,000		12/13/49	8 bp	1,059,555

DJ CMB NA CMBX AAA Index	9,333,754	59,581,000		2/17/51	35 bp	1,747,068

DJ CMB NA CMBX AAA Index	(18,205)	219,000	(F)	12/13/49	(8 bp)	12,816

DJ CMB NA CMBX AAA Index	(89,033)	1,185,000		2/17/51	(35 bp)	61,531

DJ CMB NA CMBX AAA Index	(4,460,462)	39,129,000		2/17/51	(35 bp)	529,173

DJ CMB NA CMBX AAA Index	(301,736)	3,842,000		2/17/51	(35 bp)	188,187

DJ CMB NA CMBX AAA Index	(143,274)	1,921,000		2/17/51	(35 bp)	101,687

DJ CMB NA CMBX AAA Index	(1,578,928)	11,282,000		2/17/51	(35 bp)	(140,275)

DJ CMB NA CMBX AJ Index	(1,174,174)	3,652,000	(F)	2/17/51	(96 bp)	259,767

General Electric
Capital Corp., 5 5/8%,
9/15/17	--	410,000		12/20/13	530 bp	(1,549)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	2,755,000		12/20/13	(210 bp)	59,627

Southwest Airlines,
5 1/4%, 10/1/14	--	55,000		3/20/12	(190 bp)	--

Sprint Capital Corp,
8 3/8%, 3/15/12	--	2,655,000		6/20/12	(59 bp)	420,059

Xerox Corp., 6 7/8%,
8/15/11	--	665,000		6/20/12	(86.5 bp)	74,147

Deutsche Bank AG
Cadbury Schweppes US
Finance LLC, 5 1/8%,
10/1/13	--	230,000		12/20/13	(86 bp)	(1,555)

CNA Financial Corp.,
5.85%, 12/15/14	--	285,000		9/20/16	(155 bp)	32,997

DJ ABX CMBX AAA Index	154,944	2,570,000		2/17/51	35 bp	(160,764)

DJ ABX HE A Series 7
Version 2 Index	2,846,480	3,128,000		1/25/38	369 bp	(10,694)

DJ ABX HE AAA Series 6
Version 1 Index	284,446	2,696,772		7/25/45	18 bp	(18,873)

DJ CDX NA IG Series 11
Index	740,271	46,150,000		12/20/13	150 bp	(196,203)

DJ iTraxx Europe Series
8 Version 1	(6,235)	65,000		12/20/12	(375 bp)	5,566

DJ iTraxx Europe Series
9 Version 1	15,712	230,000		6/20/13	(650 bp)	29,593

Expedia, Inc., 7.456%,
8/15/18	--	60,000		12/20/13	(310 bp)	3,758

France Telecom, 7.25%,
1/28/13	--	1,870,000		6/20/16	70 bp	(52,046)

General Electric
Capital Corp., 6%,
6/15/12	--	1,745,000		9/20/13	109 bp	(269,358)

Genworth Financial
Inc., 5 3/4%, 6/15/14	--	210,000		6/20/18	(143 bp)	68,503

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	15,000		6/20/09	400 bp	(559)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	55,000		6/20/09	400 bp	(2,050)

Hanson PLC., 7 7/8%,
9/27/10	--	50,000		9/20/16	(255 bp)	9,478

iStar Financial, Inc.,
6%, 12/15/10	39,150	580,000		3/20/09	500 bp	(33,202)

MetLife Inc., 5%,
6/15/15	--	1,235,000		12/20/13	(405 bp)	31,863

Nortel Networks Ltd,
6 7/8%, 9/1/23	3,600	45,000	(F)	12/20/09	500 bp	(2,741)

Pacific Gas & Electric,
4.8%, 3/1/14	--	35,000		12/20/13	112 bp	(2,316)

Packaging Corporation
of America, 5 3/4%,
8/1/13	--	345,000		9/20/13	(129 bp)	3,573

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	--	125,000		3/20/18	(95 bp)	2,085

PPG Industries, Inc.,
7.05%, 8/15/09	--	185,000		3/20/18	(154 bp)	1,578

Prudential Financial
Inc., 4 1/2%, 7/15/13	--	210,000		12/20/13	(388 bp)	21,676

Reynolds American,
Inc., 7 5/8%, 6/1/16	--	695,000		6/20/13	(105 bp)	31,990

Tyco Electronics Group,
6.55%, 10/1/17	--	180,000		12/20/17	(125.5 bp)	6,046

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	8,582,000		(a)	2.461%	(2,002,214)

CVS Caremark Corp.,
4 7/8%, 9/15/14	--	15,000		9/20/13	(59 bp)	278

CVS Caremark Corp.,
4 7/8%, 9/15/14	--	20,000		9/20/11	(50 bp)	175

DJ ABX HE A Index	1,048,040	1,564,000		1/25/38	369 bp	(386,128)

DJ ABX HE AAA Index	367,573	1,564,000		1/25/38	76 bp	(543,292)

DJ CDX NA CMBX AAA Index	65,836	1,800,000		3/15/49	7 bp	(105,914)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	8,420,000		12/20/10	108.65 bp	(658,215)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	31,320,000		12/20/10	249 bp	(1,499,706)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	17,980,000		12/20/10	305 bp	(643,524)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	3,930,000		12/20/10	435 bp	(30,366)

DJ CDX NA HY Series 9
Index 35-100% tranche	--	8,023,636		12/20/10	153.5 bp	(99,047)

DJ CDX NA IG Series 10
Index	728,391	31,688,768		6/20/18	(150 bp)	1,522,617

DJ CDX NA IG Series 10
Index	165,918	4,392,000		6/20/18	(150 bp)	275,996

DJ CDX NA IG Series 10
Index	1,018,072	98,771,200		6/20/18	(150 bp)	3,493,607

DJ CDX NA IG Series 11
Index	5,631,661	267,382,000		12/20/13	150 bp	408,039

DJ CDX NA IG Series 11
Index	(4,275,519)	168,780,000		12/20/18	(140 bp)	212,153

DJ CMB NA CMBX AAA Index	(526,385)	7,131,000		2/17/51	(35 bp)	409,459

Lighthouse
International Co, SA,
8%, 4/30/14	--	45,000		3/20/13	680 bp	(9,134)

Rhodia SA, Euribor+275,
10/15/13	--	265,000		9/20/13	(387 bp)	53,959

Southern California
Edison Co., 7 5/8%,
1/15/10	--	60,000		12/20/13	118.1 bp	(4,101)

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	--	45,000		3/20/13	597 bp	(1,324)

JPMorgan Chase Bank, N.A.
AllTel Corp., 7 7/8%,
7/1/32	--	75,000		9/20/12	(95 bp)	1,339

Anheuser-Busch Co.,
Inc. 5 5/8%, 10/1/10	--	215,000		3/20/17	(133 bp)	3,509

CenturyTel. Inc., 6%,
4/1/17	--	65,000		6/20/13	(95 bp)	1,664

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	45,000		3/20/13	795 bp	(9,590)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	543,147	2,773,711		5/25/46	11 bp	43,921

DJ CDX NA HY Series 9
Index 25-35% tranche	--	2,250,000		12/20/10	388.75 bp	(39,849)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	8,633,000		12/20/10	105.5 bp	(680,779)

DJ CDX NA IG Series 11
Index	(6,799)	310,000		12/20/13	(150 bp)	(727)

DJ CMB NA CMBX AAA Index	677,817	5,680,000	(F)	2/17/51	35 bp	(53,198)

DJ CMB NA CMBX AAA Index	2,206,440	17,628,000	(F)	12/13/49	8 bp	(290,504)

DJ CMB NA CMBX AAA Index	613,473	5,618,000	(F)	2/17/51	35 bp	(109,563)

DJ CMB NA CMBX AAA Index	(668,539)	8,306,000	(F)	2/17/51	(35 bp)	400,443

DJ CMB NA CMBX AAA Index	(149,449)	1,919,000	(F)	2/17/51	(35 bp)	97,526

DJ iTraxx Europe
Crossover Series 8
Version 1	(24,051)	180,000		12/20/12	(375 bp)	8,626

Domtar Corp., 7 1/8%,
8/15/15	--	310,000		12/20/11	(500 bp)	(7,433)

Expedia, Inc., 7.456%,
8/15/18	--	40,000		9/20/13	(300 bp)	2,548

Freeport-McMoRan Copper
& Gold, Inc., 8 3/8%,
4/1/17	--	120,000		6/20/12	(145 bp)	13,701

General Growth
Properties, conv. bond
3.98%, 4/15/27	--	100,000		6/20/12	750 bp	(51,357)

General Growth
Properties, conv. bond
3.98%, 4/15/27	--	25,000		9/20/13	775 bp	(12,812)

GMAC, LLC, 6 7/8%,
8/28/12	23,000	400,000		3/20/09	500 bp	10,502

iStar Financial, Inc.,
6%, 12/15/10	39,200	560,000		3/20/09	500 bp	(30,657)

Lexmark International,
Inc., 5.9%, 6/1/13	--	75,000		6/20/13	(113 bp)	6,460

Lexmark International,
Inc., 5.9%, 6/1/13	--	1,905,000		6/20/13	(113 bp)	164,086

Lexmark International,
Inc., 5.9%, 6/1/13	--	140,000		6/20/13	(113 bp)	12,059

Nextel Communications,
7 3/8%, 8/1/15	--	600,000		9/20/13	(540 bp)	78,594

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	--	35,000		12/20/13	113 bp	(2,300)

Merrill Lynch International
AllTel Corp., 7 7/8%,

7/1/32	--	525,000		9/20/12	(97 bp)	8,984

AmerisourceBergen
Corp., 5 7/8%, 9/15/15	--	20,000		9/20/12	(65 bp)	193

Block Financial LLC.
5 1/8%, 10/30/14	--	195,000		12/20/14	(69 bp)	7,085

Computer Sciences Corp,
5%, 2/15/13	--	65,000		3/20/13	(66 bp)	1,245

KinderMorgan, 6 1/2%,
9/1/12	--	558,000		9/20/12	(128 bp)	24,590

MGM Mirage Inc.,
5 7/8%, 2/27/14	--	130,000		9/20/10	(470 bp)	29,982

Supervalu, Inc.,
7 1/2%, 05/15/12	--	520,000		8/1/09	(90 bp)	7,670

Morgan Stanley Capital Services, Inc.
DJ ABX CMBX AAA Index	1,520,729	21,365,000		3/15/49	7 bp	(443,483)

DJ CMB NA CMBX AAA Index	(59,516)	920,000		12/13/49	(8 bp)	65,767

DJ CMB NA CMBX AAA Index	(856,553)	9,500,000	(F)	2/17/51	(35 bp)	366,097

DJ CMB NA CMBX AAA Index	122	1,000		2/17/51	35 bp	(1)

DJ CMB NA CMBX AAA Index	2,004,204	15,056,000		12/13/49	8 bp	(45,973)

UBS, AG
Cardinal Health Inc.,
5.85%, 12/15/17	--	330,000		6/20/13	(49 bp)	2,229

Hanson PLC., 7 7/8%,
9/27/10	--	125,000		9/20/16	(250 bp)	22,422

Starwood Hotels &
Resorts Worldwide,
Inc., 7 7/8%, 5/1/12	--	710,000		6/20/12	(195 bp)	64,868

Total						$(5,896,594)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

EUR	Euro

NOTES

(a) Percentages indicated are based on net assets of $1,957,690,092.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at October 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at October 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $4,447,912,791, resulting in gross unrealized appreciation and depreciation of $124,788,067 and $676,613,048, respectively, or net unrealized depreciation of $551,824,981.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at October 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2008, the value of securities loaned amounted to $72,718,049. Certain of these securities were sold prior to period-end. The fund received cash collateral of $75,509,515 which is pooled with collateral of other Putnam funds into 15 issues of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2008.

At October 31, 2008, liquid assets totaling $907,169,593 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $26,421 for the period ended October 31, 2008. During the period ended October 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $73,164,134 and $120,358,864, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$1,011,811,556	$(76,837,631)

Level 2	2,865,465,848	(58,918,698)

Level 3	18,810,406	--

Total	$3,896,087,810	$(135,756,329)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of October 31, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of July 31, 2008	$1,678,803	$--

Accrued discounts/premiums	--	--

Realized Gain / Loss	--	--

Change in net unrealized appreciation (depreciation)	--	--

Net Purchases / Sales	--	--

Net Transfers in and/or out of Level 3	17,131,603	--

Balance as of October 31, 2008	$18,810,406	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008